UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 09/30/17

Item 1. Schedule of Investments.

	TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Emerging Markets Bond Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49.	84			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
[a,b,c] Holdco 2, A	2,171,539			1,603
[a,b,c] Holdco 2, B	619,903			457
Total Common Stocks and Other Equity Interests (Cost $32,218)				2,060

	Principal
	Amount*

Foreign Government and Agency Securities 45.6%
Argentina 8.4%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	543,000		ARS	31,282
18.20%, 10/03/21	6,699,000		ARS	401,907
16.00%, 10/17/23	6,793,000		ARS	408,509
senior note, 15.50%, 10/17/26	14,132,000		ARS	873,830
				1,715,528
Brazil 3.5%
Letra Tesouro Nacional, Strip, 7/01/21	3,100	[d]	BRL	709,719
Colombia 8.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21	58,000,000		COP	20,970
senior bond, 9.85%, 6/28/27	13,000,000		COP	5,570
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,471,800,000		COP	548,480
B, 7.00%, 6/30/32	637,000,000		COP	218,923
senior bond, B, 11.25%, 10/24/18	107,000,000		COP	38,887
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	22,810
senior bond, B, 7.00%, 5/04/22	132,000,000		COP	46,781
senior bond, B, 10.00%, 7/24/24	383,000,000		COP	156,683
senior bond, B, 7.50%, 8/26/26	1,199,800,000		COP	433,055
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	139,881
senior note, B, 7.00%, 9/11/19	65,000,000		COP	22,809
				1,654,849
Ethiopia 1.0%
[e] Government of Ethiopia International Bond, 144A, 6.625%, 12/11/24	200,000			206,166
Ghana 8.3%
Ghana Treasury Note,
23.95%, 11/06/17	120,000		GHS	27,451
19.95%, 5/06/19	50,000		GHS	11,686
Government of Ghana,
23.47%, 5/21/18	90,000		GHS	21,148
24.50%, 10/22/18	885,000		GHS	214,231
24.50%, 4/22/19	190,000		GHS	47,049
24.50%, 5/27/19	170,000		GHS	42,172
21.00%, 3/23/20	80,000		GHS	19,388
24.50%, 6/21/21	730,000		GHS	196,535
24.75%, 7/19/21	380,000		GHS	103,391

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
18.75%, 1/24/22	320,000		GHS	$75,018
19.75%, 3/25/24	270,000		GHS	66,778
19.00%, 11/02/26	810,000		GHS	194,407
senior bond, 19.75%, 3/15/32	810,000		GHS	200,647
senior note, 24.00%, 11/23/20	1,820,000		GHS	475,370
				1,695,271
Indonesia 4.1%
Government of Indonesia,
FR34, 12.80%, 6/15/21.	48,000,000		IDR	4,338
FR35, 12.90%, 6/15/22.	8,000,000		IDR	753
FR43, 10.25%, 7/15/22.	24,000,000		IDR	2,069
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR	66,041
senior bond, FR53, 8.25%, 7/15/21	88,000,000		IDR	6,999
senior bond, FR56, 8.375%, 9/15/26	1,866,000,000		IDR	156,349
senior bond, FR59, 7.00%, 5/15/27	6,822,000,000		IDR	527,418
senior bond, FR61, 7.00%, 5/15/22	48,000,000		IDR	3,675
senior bond, FR63, 5.625%, 5/15/23	18,000,000		IDR	1,290
senior bond, FR71, 9.00%, 3/15/29	332,000,000		IDR	28,742
senior bond, FR73, 8.75%, 5/15/31	414,000,000		IDR	35,418
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR	7,958
				841,050
Mexico 0.9%
Government of Mexico,
senior note, 8.50%, 12/13/18.	5,600	[f]	MXN	31,297
senior note, M, 5.00%, 12/11/19	30,000	[f]	MXN	159,089
				190,386
Senegal 1.0%
[e] Government of Senegal, 144A, 6.25%, 7/30/24	200,000			214,167
South Africa 6.0%
Government of South Africa,
8.00%, 1/31/30	550,000		ZAR	37,306
7.00%, 2/28/31	120,000		ZAR	7,394
8.25%, 3/31/32	7,470,000		ZAR	504,501
8.875%, 2/28/35	940,000		ZAR	65,615
9.00%, 1/31/40	500,000		ZAR	34,362
8.75%, 1/31/44	870,000		ZAR	58,055
8.75%, 2/28/48	480,000		ZAR	32,077
R186, 10.50%, 12/21/26	6,002,000		ZAR	497,255
				1,236,565
Ukraine 0.8%
[a,e,g] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	300,000			162,947
Zambia 3.5%
[e] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000			501,400
[e] Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000			214,503
				715,903
Total Foreign Government and Agency Securities (Cost $9,192,684)				9,342,551

|2

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value
Quasi-Sovereign and Corporate Bonds 3.5%
Costa Rica 3.1%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33.	592,080			$632,156
South Africa 0.4%
[c,h] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	162,157			6,439
senior secured note, 144A, PIK, 8.00%, 12/31/22	37,437		EUR	5,422
[c,h] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22.	73,231			67,739
				79,600
Total Quasi-Sovereign and Corporate Bonds (Cost $948,232)				711,756
Total Investments before Short Term Investments (Cost $10,173,134)				10,056,367

Short Term Investments 40.9%
Foreign Government and Agency Securities 16.3%
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	32,000		ARS	1,846
Colombia 0.3%
Colombian Tes Corto Plazo, Strip, 12/12/17 - 3/13/18	148,000,000		COP	49,504
Egypt 14.6%
[i] Egypt Treasury Bill, 10/03/17 - 7/10/18	57,075,000		EGP	2,993,551
Mexico 1.4%
[i] Mexico Treasury Bill, 3/01/18 - 4/26/18	548,090	[j]	MXN	292,251
Total Foreign Government and Agency Securities (Cost $3,259,198)				3,337,152
Total Investments before Money Market Funds (Cost $13,432,332)				13,393,519

	Shares
Money Market Funds (Cost $5,041,621) 24.6%
United States 24.6%
[k,l] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	5,041,621			5,041,621
Total Investments (Cost $18,473,953) 90.0%				18,435,140
Other Assets, less Liabilities 10.0%				2,046,538
Net Assets 100.0%.				$20,481,678

|3

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dPrincipal amount is stated in 1,000 Brazilian Real Units.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $1,299,183, representing 6.3% of net assets.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
hIncome may be received in additional securities and/or cash.
iThe security was issued on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kSee Note 6 regarding investments in affiliated management investment companies.
lThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	CITI	Buy	3,398,504	$155,557	10/05/17	$30,943	$—
Mexican Peso	CITI	Sell	3,398,504	186,879	10/05/17	379	—
Japanese Yen	JPHQ	Sell	20,000,000	189,432	10/10/17	11,698	—
Japanese Yen	HSBK	Sell	19,800,000	180,000	10/11/17	4,034	—
Euro	CITI	Sell	28,594	32,766	10/13/17	—	(1,048)
Indian Rupee	JPHQ	Buy	13,837,500	212,607	10/13/17	—	(1,140)
Euro	BOFA	Sell	48,370	57,502	10/17/17	289	—
Euro	JPHQ	Sell	54,700	65,149	10/18/17	445	—
Euro	UBSW	Sell	51,630	59,432	10/18/17	—	(1,640)
Euro	DBAB	Sell	128,180	148,998	10/24/17	—	(2,674)
Indian Rupee	JPHQ	Buy	30,061,000	462,940	10/24/17	—	(4,238)
Indian Rupee	JPHQ	Buy	20,962,000	322,716	10/27/17	—	(2,988)
Euro	DBAB	Sell	275,220	322,021	10/30/17	—	(3,746)
Euro	BZWS	Sell	367,000	431,086	10/31/17	—	(3,342)
Euro	DBAB	Sell	609,800	720,668	11/08/17	—	(1,480)
Mexican Peso	CITI	Buy	3,663,690	187,000	11/08/17	12,905	—
Euro	CITI	Sell	281,000	332,788	11/09/17	—	—
Euro	DBAB	Sell	393,000	465,569	11/09/17	139	—
Mexican Peso	GSCO	Buy	1,464,330	80,272	11/13/17	—	(439)
Euro	DBAB	Sell	33,250	39,222	11/14/17	—	(167)
Euro	JPHQ	Sell	54,700	64,440	11/20/17	—	(380)
Euro	BZWS	Sell	105,000	126,361	11/30/17	1,864	—
Indian Rupee	DBAB	Buy	53,060,000	821,044	11/30/17	—	(14,727)
Mexican Peso	JPHQ	Buy	6,083,000	321,274	11/30/17	9,447	—
Brazilian Real	JPHQ	Buy	6,507,303	2,043,238	12/04/17	—	(6,714)
Euro	DBAB	Sell	33,250	39,961	12/14/17	500	—
Mexican Peso	CITI	Buy	9,090,390	487,420	12/19/17	5,429	—
Brazilian Real	CITI	Buy	6,729,363	1,965,925	12/28/17	134,047	—
Brazilian Real	CITI	Sell	6,729,363	2,110,180	12/28/17	10,207	—
Japanese Yen	JPHQ	Sell	158,200,000	1,421,690	12/29/17	9,780	—

|4

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS	Sell	46,442,500	$415,301	1/04/18		$676	$—
Japanese Yen	JPHQ	Sell	20,000,000	177,338	1/11/18		—	(1,283)
Japanese Yen	BZWS	Sell	10,100,000	89,197	1/16/18		—	(1,030)
Japanese Yen	JPHQ	Sell	20,400,000	185,284	2/08/18		2,816	—
Japanese Yen	SCNY	Sell	20,370,000	185,422	2/08/18		3,223	—
Japanese Yen	BZWS	Sell	20,370,000	184,544	2/09/18		2,335	—
Japanese Yen	JPHQ	Sell	20,420,000	186,125	2/09/18		3,469	—
Mexican Peso	HSBK	Buy	15,380,000	846,497	2/23/18		—	(20,897)
Mexican Peso	CITI	Buy	19,977,374	946,843	2/26/18	125,060		—
Australian Dollar	CITI	Sell	277,000	205,716	3/13/18		—	(11,028)
Australian Dollar	JPHQ	Sell	417,000	308,580	3/13/18		—	(17,709)
Australian Dollar	BOFA	Sell	763,000	576,912	3/28/18		—	(20,021)
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	1,081,277	4/02/18		2,493	—
Mexican Peso	CITI	Buy	3,398,504	181,821	4/02/18		—	(427)
Japanese Yen	DBAB	Sell	9,900,000	91,186	4/13/18		2,325	—
Mexican Peso	CITI	Buy	6,454,750	320,273	5/02/18		22,713	—
Mexican Peso	CITI	Buy	2,021,700	106,165	6/29/18		346	—
Mexican Peso	CITI	Buy	2,708,121	143,553	6/29/18		—	(878)
Total Forward Exchange Contracts						$397,562		$(117,996)
Net unrealized appreciation (depreciation)						$279,566

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Value/
								Unrealized
					Payment	Maturity	Notional	Appreciation
Description					Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 0.926%					Semi-Annual	10/17/17	$960,000	$(1,233)
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 3.018%					Semi-Annual	8/22/23	520,000	(28,277)
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.914%					Semi-Annual	1/22/25	440,000	6,807
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.970%					Semi-Annual	1/23/25	550,000	6,406
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.973%					Semi-Annual	1/27/25	320,000	3,688
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.937%					Semi-Annual	1/29/25	80,000	1,120
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.942%					Semi-Annual	1/30/25	70,000	958
Receive Floating rate 3-month USD LIBOR.					Quarterly
Pay Fixed rate 1.817%					Semi-Annual	2/03/25	110,000	3,429

|5

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 3.848%	Semi-Annual	8/22/43	$300,000	$(76,503)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 3.849%	Semi-Annual	12/23/43	300,000	(79,445)
Receive Floating rate 3-month USD LIBOR.	Quarterly
Pay Fixed rate 2.794%	Semi-Annual	3/13/47	200,000	(11,310)
Total Interest Rate Swap Contracts				$(174,360)

See Abbreviations on page 46.

|6

TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton Global Bond Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 63.4%
Argentina 4.2%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	487,238,000		ARS	$28,069,902
18.20%, 10/03/21	10,583,367,000		ARS	634,950,665
16.00%, 10/17/23	4,232,311,000		ARS	254,517,361
senior note, 15.50%, 10/17/26	11,470,275,000		ARS	709,246,110
[a] Government of Argentina, FRN, 22.548%, (ARS Badlar + 2.00%), 4/03/22.	700,128,000		ARS	39,882,302
				1,666,666,340
Brazil 12.5%
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580	[b]	BRL	617,271,211
Strip, 7/01/20	3,280,612	[b]	BRL	830,711,875
Strip, 7/01/21	176,960	[b]	BRL	40,513,520
Nota Do Tesouro Nacional,
10.00%, 1/01/21	4,149,150	[b]	BRL	1,359,528,469
10.00%, 1/01/23	4,646,561	[b]	BRL	1,514,638,511
10.00%, 1/01/25	1,337,796	[b]	BRL	434,305,920
[c] Index Linked, 6.00%, 8/15/24	178,172	[b]	BRL	183,460,946
				4,980,430,452
Colombia 4.0%
Government of Colombia,
senior bond, 7.75%, 4/14/21.	45,050,000,000		COP	16,288,084
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	2,181,578
senior bond, 9.85%, 6/28/27.	10,884,000,000		COP	4,663,092
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	17,907,767
B, 7.75%, 9/18/30	1,657,779,800,000		COP	617,787,060
B, 7.00%, 6/30/32	16,014,000,000		COP	5,503,676
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	35,230,933
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	34,406,769
senior bond, B, 7.00%, 5/04/22	131,527,000,000		COP	46,613,379
senior bond, B, 10.00%, 7/24/24	518,579,000,000		COP	212,147,298
senior bond, B, 7.50%, 8/26/26	1,072,334,700,000		COP	387,047,843
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	203,358,989
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	26,647,041
				1,609,783,509
Ghana 1.6%
Government of Ghana,
24.75%, 3/01/21	1,000,000		GHS	266,008
24.50%, 6/21/21	990,000		GHS	266,533
24.75%, 7/19/21	990,000		GHS	269,362
18.75%, 1/24/22	337,130,000		GHS	79,033,397
19.75%, 3/25/24	337,130,000		GHS	83,380,572
19.00%, 11/02/26	1,011,340,000		GHS	242,730,804
senior bond, 19.75%, 3/15/32	1,011,340,000		GHS	250,521,459
senior note, 21.50%, 3/09/20	6,530,000		GHS	1,587,511
				658,055,646

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 7.0%
Government of India,
senior bond, 7.80%, 5/03/20.	14,439,400,000		INR	$228,034,627
senior bond, 8.20%, 2/15/22.	7,698,000,000		INR	124,706,186
senior bond, 8.35%, 5/14/22.	4,260,400,000		INR	69,631,544
senior bond, 8.08%, 8/02/22.	14,089,000,000		INR	227,604,980
senior bond, 9.15%, 11/14/24	9,798,000,000		INR	167,800,689
senior note, 7.28%, 6/03/19	561,300,000		INR	8,721,335
senior note, 8.12%, 12/10/20	1,759,000,000		INR	28,193,557
senior note, 7.80%, 4/11/21	14,845,400,000		INR	236,038,677
senior note, 8.79%, 11/08/21	7,315,000,000		INR	120,931,029
senior note, 8.15%, 6/11/22	19,499,000,000		INR	315,327,880
senior note, 6.84%, 12/19/22	2,217,000,000		INR	34,360,988
senior note, 7.16%, 5/20/23	4,378,700,000		INR	68,151,774
senior note, 8.83%, 11/25/23	52,330,900,000		INR	879,737,638
senior note, 7.68%, 12/15/23	18,416,000,000		INR	294,496,683
				2,803,737,587
Indonesia 10.2%
Government of Indonesia,
6.125%, 5/15/28	102,713,000,000		IDR	7,271,834
8.375%, 3/15/34	2,917,910,000,000		IDR	239,341,568
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	91,661
FR34, 12.80%, 6/15/21	1,603,246,000,000		IDR	144,894,960
FR35, 12.90%, 6/15/22	1,172,669,000,000		IDR	110,377,001
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	35,752,677
FR43, 10.25%, 7/15/22	377,390,000,000		IDR	32,538,226
FR48, 9.00%, 9/15/18	483,192,000,000		IDR	37,024,442
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000		IDR	92,669,431
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,729,596
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000		IDR	59,745,628
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000		IDR	67,203,424
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000		IDR	87,047,495
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000		IDR	22,046,028
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000		IDR	567,293,748
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000		IDR	174,410,675
senior bond, FR52, 10.50%, 8/15/30	996,594,000,000		IDR	96,263,805
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000		IDR	476,449,847
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000		IDR	546,201,823
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000		IDR	48,069,437
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000		IDR	818,011,419
senior bond, FR71, 9.00%, 3/15/29	2,481,901,000,000		IDR	214,862,389
senior bond, FR73, 8.75%, 5/15/31	1,231,387,000,000		IDR	105,346,389
senior note, FR66, 5.25%, 5/15/18	169,888,000,000		IDR	12,664,522
senior note, FR69, 7.875%, 4/15/19	824,326,000,000		IDR	63,071,985
				4,065,380,010
Mexico 15.0%
Government of Mexico,
7.75%, 12/14/17	487,967,175	[d]	MXN	2,683,725,641
M, 4.75%, 6/14/18	16,900,000	[d]	MXN	91,433,048
senior note, 8.50%, 12/13/18	509,954,600	[d]	MXN	2,849,986,221
senior note, M, 5.00%, 12/11/19	39,169,600	[d]	MXN	207,715,717

|8

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	12,700,497	[f]	MXN	$70,235,062
Index Linked, 4.00%, 6/13/19	7,945,659	[f]	MXN	44,365,880
Index Linked, 2.50%, 12/10/20	6,361,740	[f]	MXN	34,391,979
				5,981,853,548
Peru 0.2%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	62,957,368
Philippines 1.6%
Government of the Philippines,
senior note, 5.875%, 1/31/18	55,240,000		PHP	1,096,140
senior note, 3.375%, 8/20/20	8,357,030,000		PHP	163,201,868
senior note, 5-72, 2.125%, 5/23/18	5,932,727,000		PHP	116,250,864
senior note, 7-51, 5.00%, 8/18/18	1,392,270,000		PHP	27,782,649
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000		PHP	348,924,638
				657,256,159
South Africa 1.6%
Government of South Africa,
8.00%, 1/31/30	1,787,394,000		ZAR	121,238,405
7.00%, 2/28/31	1,254,519,000		ZAR	77,299,664
8.25%, 3/31/32	2,267,773,000		ZAR	153,158,517
8.875%, 2/28/35	1,014,834,000		ZAR	70,838,719
8.50%, 1/31/37	530,738,000		ZAR	35,300,973
R186, 10.50%, 12/21/26	1,307,251,000		ZAR	108,303,407
senior bond, 6.25%, 3/31/36.	1,104,168,000		ZAR	58,773,231
				624,912,916
South Korea 4.3%
Korea Treasury Bond,
senior note, 1.375%, 9/10/21	859,779,700,000		KRW	732,231,983
senior note, 1.875%, 3/10/22	373,174,000,000		KRW	322,794,913
senior note, 3.50%, 3/10/24	270,973,000,000		KRW	255,039,571
senior note, 3.00%, 9/10/24	365,877,000,000		KRW	334,372,576
senior note, 3.00%, 3/10/23	69,228,000,000		KRW	63,124,541
				1,707,563,584
[g] Supranational 0.3%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	2,473,000,000		MXN	140,290,176
Ukraine 0.9%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	650,958,000			353,573,046
Total Foreign Government and Agency Securities
(Cost $24,534,475,019)				25,312,460,341

|9

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value
Quasi-Sovereign and Corporate Bonds 1.2%
India 1.2%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22.	22,550,000,000		INR	$379,313,029
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	54,107,758
8.29%, 11/28/24	3,050,000,000		INR	48,582,376
Total Quasi-Sovereign and Corporate Bonds (Cost $485,405,699) .				482,003,163
Total Investments before Short Term Investments
(Cost $25,019,880,718)				25,794,463,504

Short Term Investments 27.2%
Foreign Government and Agency Securities 0.0%†
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	28,901,000		ARS	1,666,688
Mexico 0.0%†
[k] Mexico Treasury Bill, 10/12/17 - 4/26/18	264,050	[l]	MXN	144,320
Total Foreign Government and Agency Securities
(Cost $2,049,513)				1,811,008

U.S. Government and Agency Securities (Cost $2,253,183,552)
5.7%
United States 5.7%
[k] FHLB, 10/02/17 - 10/06/17	2,253,433,000			2,253,306,777
Total Investments before Money Market Funds
(Cost $27,275,113,783)				28,049,581,289

	Shares
Money Market Funds (Cost $8,589,250,952) 21.5%
United States 21.5%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.67%.	8,589,250,952			8,589,250,952
Total Investments (Cost $35,864,364,735) 91.8%				36,638,832,241
Other Assets, less Liabilities 8.2%				3,286,313,153
Net Assets 100.0%				$39,925,145,394

|10

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iNon-income producing.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 6 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	370,250,000	99,199,359	EUR	10/03/17	$	—$	(320,751)
Brazilian Real	CITI	Sell	370,250,000	98,431,477	EUR	10/03/17		—	(586,816)
Euro	GSCO	Buy	203,544,000	239,978,376		10/03/17		592,150	—
Euro	GSCO	Sell	203,544,000	233,271,601		10/03/17		—	(7,298,924)
Euro	MSCO	Sell	8,856,901	10,571,066		10/05/17		101,865	—
Euro	UBSW	Sell	154,764,200	183,780,940		10/06/17		833,608	—
Euro	BOFA	Sell	196,533,000	225,030,285		10/10/17		—	(7,343,086)
Euro	BZWS	Sell	202,258,000	241,433,352		10/10/17		2,290,952	—
Euro	JPHQ	Sell	65,175,000	74,532,826		10/10/17		—	(2,527,690)
Euro	SCNY	Sell	226,537,356	259,407,926		10/10/17		—	(8,441,489)
Japanese Yen	JPHQ	Sell	39,126,500,000	370,589,624		10/10/17		22,883,342	—
Mexican Peso	CITI	Buy	1,563,385,900	75,481,745	EUR	10/10/17		—	(3,525,611)
Mexican Peso	CITI	Sell	1,563,385,900	72,696,026	EUR	10/10/17		231,880	—
Euro	BOFA	Sell	131,886,000	151,299,619		10/11/17		—	(4,646,079)
Euro	GSCO	Sell	102,935,000	123,911,094		10/11/17		2,197,869	—
Euro	UBSW	Sell	23,478,000	26,934,196		10/11/17		—	(826,848)
Japanese Yen	BZWS	Sell	35,663,421,500	329,597,345		10/11/17		12,650,458	—
Japanese Yen	HSBK	Sell	38,917,825,000	353,798,409		10/11/17		7,929,086	—
Mexican Peso	CITI	Buy	1,859,521,260	90,236,045	EUR	10/11/17		—	(4,756,448)
Mexican Peso	CITI	Sell	1,859,521,260	86,447,106	EUR	10/11/17		276,301	—
Euro	DBAB	Sell	129,470,000	148,146,047		10/12/17		—	(4,951,305)
Euro	GSCO	Sell	104,415,800	119,568,099		10/12/17		—	(3,902,841)
Euro	JPHQ	Sell	34,536,000	39,520,408		10/12/17		—	(1,318,166)
Euro	SCNY	Sell	49,935,936	57,151,679		10/12/17		—	(1,897,210)
Japanese Yen	SCNY	Sell	3,331,470,000	30,188,117		10/12/17		579,280	—
Euro	BOFA	Sell	379,126,662	450,732,315		10/16/17		2,319,317	—
Euro	MSCO	Sell	188,363,321	225,666,794		10/16/17		2,879,609	—
Indian Rupee	JPHQ	Buy	41,308,437,210	554,304,540	EUR	10/16/17		—	(24,585,448)
South Korean Won	CITI	Buy	801,396,000,000	700,643,469		10/16/17		—	(741,838)

|11

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	CITI	Sell	801,396,000,000	716,491,730		10/16/17	$16,590,099	$—
Euro	JPHQ	Sell	261,527,058	299,584,475		10/17/17	—	(9,754,277)
Euro	SCNY	Sell	106,299,000	121,827,689		10/17/17	—	(3,904,617)
Euro	GSCO	Sell	312,947,817	372,523,693		10/18/17	2,343,254	—
Euro	JPHQ	Sell	74,621,200	88,875,789		10/18/17	607,691	—
Euro	MSCO	Sell	326,133,680	388,161,045		10/18/17	2,383,282	—
Mexican Peso	DBAB	Buy	3,204,884,515	155,925,100	EUR	10/18/17	—	(8,953,759)
Australian Dollar	BOFA	Sell	626,000,000	473,425,020		10/20/17	—	(17,164,478)
Australian Dollar	JPHQ	Sell	388,000,000	293,537,520		10/20/17	—	(10,533,926)
Euro	UBSW	Sell	245,086,718	293,601,634		10/20/17	3,661,060	—
Mexican Peso	CITI	Buy	2,307,350,000	106,806,307	EUR	10/23/17	—	(139,173)
Euro	DBAB	Sell	68,506,971	79,633,188		10/24/17	—	(1,429,193)
Japanese Yen	BZWS	Sell	9,218,756,500	85,257,022		10/24/17	3,274,504	—
Euro	GSCO	Sell	53,052,700	62,351,247		10/27/17	—	(434,871)
Indian Rupee	DBAB	Buy	900,181,000	13,853,201		10/27/17	—	(122,976)
Japanese Yen	GSCO	Sell	15,371,620,000	138,333,513		10/27/17	1,612,760	—
Mexican Peso	CITI	Buy	2,084,698,000	97,047,332	EUR	10/27/17	—	(875,925)
Euro	GSCO	Sell	507,157,791	595,507,227		10/30/17	—	(4,795,657)
Indian Rupee	HSBK	Buy	22,984,769,550	305,576,607	EUR	10/30/17	—	(11,252,070)
Australian Dollar	JPHQ	Sell	248,603,352	187,451,899		10/31/17	—	(7,348,810)
Euro	BOFA	Sell	201,853,922	236,677,761		10/31/17	—	(2,261,772)
Euro	BZWS	Sell	158,013,727	185,606,084		10/31/17	—	(1,438,714)
Euro	GSCO	Sell	203,544,000	240,354,932		11/02/17	—	(611,255)
Euro	GSCO	Sell	249,485,947	295,448,743		11/02/17	94,042	—
Euro	JPHQ	Sell	236,418,000	279,107,525		11/02/17	—	(776,647)
Euro	BOFA	Sell	119,224,000	141,247,653		11/03/17	96,321	—
Euro	JPHQ	Sell	117,193,824	138,497,317		11/08/17	—	(287,995)
Japanese Yen	BZWS	Sell	6,464,800,000	58,104,817		11/08/17	575,102	—
Japanese Yen	CITI	Sell	9,190,446,650	89,552,810		11/09/17	7,764,434	—
Euro	CITI	Sell	8,800,000	10,372,542		11/14/17	—	(52,132)
Japanese Yen	CITI	Sell	43,609,582,000	409,805,481		11/14/17	21,631,775	—
Japanese Yen	JPHQ	Sell	9,028,069,000	88,163,445		11/14/17	7,803,606	—
Mexican Peso	CITI	Buy	3,783,708,400	162,821,584	EUR	11/14/17	13,367,359	—
Australian Dollar	JPHQ	Sell	897,312,000	661,435,595		11/15/17	—	(41,555,055)
Euro	GSCO	Sell	171,944,000	204,032,189		11/15/17	332,512	—
Euro	SCNY	Sell	140,680,000	166,917,523		11/15/17	255,875	—
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	102,373,383		11/15/17	590,179	—
Japanese Yen	GSCO	Sell	16,608,958,000	146,790,971		11/15/17	—	(1,053,274)
Japanese Yen	CITI	Sell	12,414,890,000	117,208,958		11/16/17	6,693,568	—
Japanese Yen	SCNY	Sell	9,153,053,700	81,383,626		11/16/17	—	(95,412)
South Korean Won	CITI	Sell	463,709,000,000	409,926,627		11/16/17	4,784,913	—
Euro	GSCO	Sell	417,924,000	491,988,491		11/17/17	—	(3,173,896)
Euro	UBSW	Sell	239,525,000	282,494,999		11/17/17	—	(1,297,678)
South Korean Won	HSBK	Sell	724,847,500,000	639,054,441		11/17/17	5,749,115	—
Euro	JPHQ	Sell	174,621,230	205,714,286		11/20/17	—	(1,213,075)
Japanese Yen	CITI	Sell	35,256,486,200	313,237,850		11/20/17	—	(661,423)
South Korean Won	CITI	Sell	534,152,500,000	471,803,648		11/20/17	5,093,828	—
Euro	DBAB	Sell	43,205,539	51,007,812		11/22/17	—	(196,595)
Euro	BZWS	Sell	79,015,000	93,349,111		11/24/17	—	(304,493)
Euro	JPHQ	Sell	204,801,000	243,266,724		11/24/17	523,552	—

|12

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	58,343,508	69,199,776		11/24/17	$47,339	$—
Japanese Yen	BZWS	Sell	4,322,430,000	39,688,455		11/24/17	1,198,212	—
Euro	MSCO	Sell	158,886,676	191,251,892		11/27/17	2,898,694	—
Japanese Yen	HSBK	Sell	2,816,138,000	25,554,791		11/27/17	474,638	—
Japanese Yen	SCNY	Sell	11,809,161,000	108,395,622		11/27/17	3,224,791	—
Brazilian Real	CITI	Buy	370,166,000	98,115,958	EUR	11/28/17	—	(388,000)
Euro	BOFA	Sell	449,846,411	539,946,149		11/30/17	6,572,955	—
Euro	BZWS	Sell	326,759,472	393,233,785		11/30/17	5,802,122	—
Euro	DBAB	Sell	277,024,466	333,199,487		11/30/17	4,737,549	—
Euro	SCNY	Sell	211,027,544	253,185,571		11/30/17	2,974,761	—
Euro	SCNY	Sell	236,418,000	278,369,192		11/30/17	—	(1,946,535)
Indian Rupee	CITI	Buy	3,154,839,000	42,261,741	EUR	11/30/17	—	(2,166,840)
Indian Rupee	DBAB	Buy	37,183,634,938	486,854,829	EUR	11/30/17	—	(12,198,242)
Brazilian Real	JPHQ	Buy	821,500,000	213,798,668	EUR	12/01/17	3,675,557	—
Euro	BOFA	Sell	143,335,694	171,653,094		12/01/17	1,691,724	—
South Korean Won	HSBK	Sell	331,089,764,000	294,058,924		12/05/17	4,725,305	—
Mexican Peso	CITI	Buy	3,867,049,000	182,651,777	EUR	12/06/17	—	(6,594,398)
Euro	BOFA	Sell	196,533,000	235,132,081		12/07/17	1,998,382	—
Euro	GSCO	Sell	127,740,000	152,981,424		12/07/17	1,452,171	—
Euro	UBSW	Sell	15,764,200	18,837,668		12/07/17	137,672	—
Mexican Peso	CITI	Buy	2,245,017,240	104,550,006	EUR	12/07/17	—	(2,088,889)
Japanese Yen	CITI	Sell	28,538,800,000	263,094,673		12/08/17	8,749,161	—
Mexican Peso	CITI	Buy	2,160,405,048	92,195,428	EUR	12/08/17	7,946,509	—
Japanese Yen	HSBK	Sell	42,738,600,000	393,904,147		12/11/17	12,928,709	—
Mexican Peso	HSBK	Buy	4,253,323,520	182,557,826	EUR	12/11/17	14,257,691	—
Japanese Yen	CITI	Sell	12,207,090,000	109,010,855		12/12/17	188,461	—
Japanese Yen	CITI	Sell	4,208,470,000	38,415,098		12/13/17	895,359	—
Japanese Yen	HSBK	Sell	37,908,340,000	346,880,728		12/13/17	8,916,806	—
Euro	BOFA	Sell	177,095,041	213,157,790		12/15/17	2,969,903	—
Euro	UBSW	Sell	96,724,000	116,458,598		12/15/17	1,660,278	—
Japanese Yen	MSCO	Sell	3,400,000,000	31,330,630		12/18/17	1,008,358	—
South Korean Won	HSBK	Sell	453,178,699,668	401,273,918		1/10/18	5,060,957	—
Japanese Yen	BZWS	Sell	35,594,850,000	315,410,381		1/11/18	—	(2,489,458)
Japanese Yen	GSCO	Sell	6,380,360,000	56,509,871		1/11/18	—	(473,524)
Japanese Yen	JPHQ	Sell	39,126,500,000	346,930,723		1/11/18	—	(2,510,503)
Japanese Yen	BZWS	Sell	19,705,372,000	174,026,530		1/16/18	—	(2,010,546)
Japanese Yen	CITI	Sell	3,332,090,000	29,421,389		1/16/18	—	(345,691)
Japanese Yen	HSBK	Sell	12,607,090,000	111,261,936		1/16/18	—	(1,362,948)
Japanese Yen	JPHQ	Sell	14,336,430,000	127,453,060		1/16/18	—	(620,808)
Mexican Peso	CITI	Buy	1,801,116,000	72,486,611	EUR	1/16/18	11,037,920	—
South Korean Won	CITI	Sell	801,396,000,000	700,888,578		1/16/18	152,532	—
Mexican Peso	DBAB	Buy	3,204,884,515	152,631,719	EUR	1/17/18	—	(8,521,212)
Mexican Peso	MSCO	Buy	2,242,821,020	89,747,304	EUR	1/17/18	14,333,739	—
Mexican Peso	MSCO	Buy	3,071,960,000	146,969,668	EUR	1/18/18	—	(8,998,183)
Mexican Peso	CITI	Buy	2,099,231,755	100,119,092	EUR	1/19/18	—	(5,800,827)
Japanese Yen	JPHQ	Sell	19,676,275,000	176,895,605		1/22/18	1,061,923	—
Japanese Yen	SCNY	Sell	10,082,050,000	90,931,680		1/22/18	835,156	—
Japanese Yen	HSBK	Sell	10,034,848,500	89,320,526		1/23/18	—	(358,997)
Japanese Yen	DBAB	Sell	25,032,090,000	225,335,680		1/24/18	1,616,680	—
Japanese Yen	CITI	Sell	14,729,205,625	133,244,128		1/25/18	1,597,915	—

|13

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	13,902,366,365	125,454,504		1/29/18	$1,171,732	$—
Japanese Yen	JPHQ	Sell	7,902,175,000	71,492,516		1/29/18	849,562	—
Japanese Yen	BZWS	Sell	13,069,570,000	118,362,344		1/31/18	1,511,974	—
Japanese Yen	HSBK	Sell	17,605,035,074	159,105,604		1/31/18	1,705,257	—
Japanese Yen	MSCO	Sell	1,969,700,000	17,870,947		2/06/18	254,891	—
Japanese Yen	SCNY	Sell	12,949,800,000	117,329,202		2/06/18	1,512,379	—
Mexican Peso	CITI	Buy	758,072,000	34,320,769	EUR	2/06/18	—	(67,798)
Japanese Yen	CITI	Sell	12,481,439,000	113,224,709		2/09/18	1,578,712	—
Japanese Yen	CITI	Sell	8,636,095,000	78,672,664		2/13/18	1,406,537	—
Japanese Yen	CITI	Sell	18,884,140,000	169,565,986		2/14/18	602,736	—
Japanese Yen	CITI	Sell	18,720,380,000	172,689,267		2/15/18	5,182,245	—
Japanese Yen	GSCO	Sell	26,707,620,290	246,314,365		2/16/18	7,325,941	—
Japanese Yen	HSBK	Sell	10,857,850,000	97,554,807		2/16/18	395,253	—
Japanese Yen	DBAB	Sell	9,637,940,000	87,933,397		2/20/18	1,671,469	—
Japanese Yen	HSBK	Sell	19,192,069,750	176,397,700		2/22/18	4,605,516	—
Japanese Yen	JPHQ	Sell	4,331,618,000	39,988,350		2/22/18	1,215,141	—
Japanese Yen	DBAB	Sell	4,271,575,000	39,431,136		2/26/18	1,187,170	—
Japanese Yen	HSBK	Sell	15,261,456,000	138,050,258		2/27/18	1,405,120	—
Japanese Yen	BZWS	Sell	38,433,900,000	356,272,691		2/28/18	12,132,020	—
Japanese Yen	DBAB	Sell	8,644,374,000	79,909,537		2/28/18	2,507,018	—
Japanese Yen	JPHQ	Sell	25,884,537,000	237,916,107		2/28/18	6,143,585	—
Japanese Yen	HSBK	Sell	14,893,097,250	136,371,186		3/01/18	3,009,862	—
Brazilian Real	CITI	Buy	370,250,000	95,778,255	EUR	3/02/18	432,909	—
Japanese Yen	BOFA	Sell	42,387,239,840	385,447,170		3/02/18	5,867,150	—
Japanese Yen	JPHQ	Sell	12,728,600,000	114,108,213		3/05/18	104,539	—
Japanese Yen	HSBK	Sell	9,813,450,000	87,440,524		3/06/18	—	(458,340)
Australian Dollar	CITI	Sell	367,728,700	276,128,729		3/09/18	—	(11,618,201)
Japanese Yen	MSCO	Sell	6,405,061,130	57,255,781		3/09/18	—	(123,466)
Australian Dollar	CITI	Sell	580,635,912	431,212,163		3/13/18	—	(23,116,129)
Australian Dollar	JPHQ	Sell	870,630,184	644,266,336		3/13/18	—	(36,972,831)
Japanese Yen	DBAB	Sell	12,553,300,000	116,307,490		3/13/18	3,825,537	—
Australian Dollar	JPHQ	Sell	615,570,000	458,815,099		3/16/18	—	(22,833,580)
Japanese Yen	BZWS	Sell	36,791,550,000	335,639,101		3/19/18	5,867,595	—
Japanese Yen	CITI	Sell	8,267,822,900	75,110,814		3/20/18	1,000,345	—
South Korean Won	CITI	Sell	534,152,500,000	472,513,158		3/20/18	4,909,493	—
Japanese Yen	DBAB	Sell	6,258,238,000	56,648,967		3/22/18	545,825	—
Japanese Yen	CITI	Sell	25,386,870,000	229,646,713		3/23/18	2,049,139	—
Japanese Yen	BZWS	Sell	17,003,283,330	153,990,140		3/26/18	1,528,235	—
Japanese Yen	JPHQ	Sell	8,250,436,116	75,659,798		3/26/18	1,681,308	—
Japanese Yen	MSCO	Sell	12,384,230,000	112,115,064		3/26/18	1,070,435	—
South Korean Won	HSBK	Sell	222,309,300,332	197,082,713		3/27/18	2,445,239	—
Japanese Yen	JPHQ	Sell	2,117,676,000	18,899,216		3/30/18	—	(93,406)
Mexican Peso	CITI	Buy	3,422,907,160	153,415,126	EUR	4/03/18	—	(610,268)
Japanese Yen	CITI	Sell	6,890,100,000	63,435,989		4/13/18	1,591,358	—
Japanese Yen	DBAB	Sell	19,434,250,000	179,003,675		4/13/18	4,564,402	—
Japanese Yen	BOFA	Sell	2,679,000,000	24,673,734		4/18/18	620,435	—
Mexican Peso	CITI	Buy	2,307,343,100	105,827,953	EUR	4/24/18	—	(3,842,934)
Mexican Peso	CITI	Buy	3,716,745,430	166,393,895	EUR	5/02/18	—	(1,646,809)
Japanese Yen	BOFA	Sell	6,474,170,000	58,797,294		5/08/18	601,954	—
Japanese Yen	HSBK	Sell	6,367,072,000	56,925,096		5/15/18	—	(330,741)

|14

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract Settlement				Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*			Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	12,414,879,000	110,867,922			5/15/18 $	— $	(772,765)
Japanese Yen	BOFA	Sell	42,218,712,250	378,949,037			5/18/18	—	(768,273)
Japanese Yen	CITI	Sell	35,256,487,300	316,268,337			5/18/18	—	(830,357)
Japanese Yen	BOFA	Sell	42,084,293,750	383,325,003			5/21/18	4,750,922	—
Japanese Yen	HSBK	Sell	42,232,203,900	385,506,197			5/21/18	5,601,573	—
Japanese Yen	BOFA	Sell	42,198,117,500	386,712,954			5/22/18	7,092,981	—
Japanese Yen	JPHQ	Sell	9,694,306,000	88,842,816			5/22/18	1,631,528	—
Japanese Yen	BOFA	Sell	12,841,448,000	117,595,678			5/25/18	2,052,206	—
Japanese Yen	HSBK	Sell	24,745,070,000	230,508,337			6/18/18	7,549,819	—
Japanese Yen	DBAB	Sell	24,707,170,000	227,808,236			6/19/18	5,178,295	—
Japanese Yen	CITI	Sell	19,533,646,000	178,830,413			6/20/18	2,807,556	—
Japanese Yen	DBAB	Sell	24,749,910,000	225,696,790			6/22/18	2,642,926	—
Mexican Peso	CITI	Buy	2,168,516,800	100,572,580		EUR	6/28/18	—	(6,533,758)
Japanese Yen	BZWS	Sell	11,637,164,000	105,640,182			6/29/18	718,565	—
Mexican Peso	CITI	Buy	3,440,414,400	155,986,436		EUR	7/13/18	—	(6,645,812)
Mexican Peso	JPHQ	Buy	4,117,023,741	189,807,692		EUR	7/18/18	—	(11,962,557)
Total Forward Exchange Contracts							$434,530,866		$(397,463,324)
Net unrealized appreciation (depreciation)								$37,067,542

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Unamortized
								Upfront	Unrealized
			Payment Maturity Notional					Payments	Appreciation
Description			Frequency	Date	Amount		Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.973%			Semi-Annual	1/27/25	$1,535,390,000		$17,695,449	$—	$17,695,449
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.937%			Semi-Annual	1/29/25	383,800,000		5,373,653	—	5,373,653
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.942%			Semi-Annual	1/30/25	325,000,000		4,446,275	—	4,446,275
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.817%			Semi-Annual	2/03/25	514,670,000		16,043,276	—	16,043,276
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.978%			Semi-Annual	3/27/25	39,700,000		515,210	—	515,210
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 1.985%			Semi-Annual	3/27/25	39,700,000		495,113	—	495,113
Receive Floating rate 3-month USD LIBOR			Quarterly
PayFixedrate2.45%.			Semi-Annual	7/22/25	893,410,000		(19,511,157)	39,562	(19,550,719)
Receive Floating rate 3-month USD LIBOR			Quarterly
Pay Fixed rate 2.439%			Semi-Annual	7/23/25	101,430,000		(2,056,454)	—	(2,056,454)

|15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

					Unamortized
					Upfront	Unrealized
	Payment	Maturity	Notional		Payments	Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD LIBOR	Quarterly
PayFixedrate2.40%.	Semi-Annual	7/24/25	$798,605,000	$(13,916,997)	$—	$(13,916,997)
Receive Floating rate 3-month USD LIBOR	Quarterly
PayFixedrate2.89%.	Semi-Annual	7/22/45	385,470,000	(28,682,915)	(28,216)	(28,654,699)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.861%	Semi-Annual	7/24/45	54,025,000	(3,701,555)	—	(3,701,555)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.574%	Semi-Annual	8/24/45	1,057,400,000	(9,759,958)	—	(9,759,958)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.613%	Semi-Annual	1/26/47	406,800,000	(7,625,661)	—	(7,625,661)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.678%	Semi-Annual	1/27/47	700,300,000	(22,674,151)	—	(22,674,151)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.537%	Semi-Annual	4/13/47	404,700,000	(3,925,061)	—	(3,925,061)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.587%	Semi-Annual	7/27/47	980,700,000	(12,246,067)	—	(12,246,067)
Total Centrally Cleared Swap Contracts.				$(79,531,000)	$11,346	$(79,542,346)
Total Interest Rate Swap Contracts				$(79,531,000)	$11,346	$(79,542,346)

See Abbreviations on page 46.

|16

	TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Global Total Return Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
[a,b,c] Holdco 2, A	434,200,485			320,488
[a,b,c] Holdco 2, B	50,014,925			36,916
				357,404
United States 0.0%†
[a] CEVA Holdings LLC	920			413,798
Total Common Stocks and Other Equity Interests
(Cost $7,474,341)				771,202

Convertible Preferred Stocks 0.0%†
United States 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	37			22,940
[a] CEVA Holdings LLC, cvt. pfd., A-2	1,990			895,761
Total Convertible Preferred Stocks (Cost $2,895,379)				918,701

	Principal
	Amount*

Convertible Bonds (Cost $53,860,000) 1.0%
Canada 1.0%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			55,980,737
[d] Senior Floating Rate Interests (Cost $132,017) 0.0%†
United States 0.0%†
Navistar Inc., Tranche B Term Loans, 5.24%, (LIBOR + 4.00%), 8/07/20	133,521			134,717
Foreign Government and Agency Securities 68.1%
Argentina 4.2%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	81,164,000		ARS	4,675,878
18.20%, 10/03/21	1,481,381,000		ARS	88,875,672
16.00%, 10/17/23	621,142,400		ARS	37,353,475
senior note, 15.50%, 10/17/26	1,691,237,600		ARS	104,574,972
[d] Government of Argentina, FRN, 22.548%, (ARS Badlar + 2.00%), 4/03/22	9,178,000		ARS	522,819
				236,002,816
Bosnia and Herzegovina 0.0%†
[d,e] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month
EUR LIBOR + 0.813%), 12/11/21.	131,250		DEM	68,630
Brazil 12.8%
Letra Tesouro Nacional,
Strip, 1/01/19	35,100	[f]	BRL	10,174,071
Strip, 7/01/19	471,390	[f]	BRL	131,203,935
Strip, 7/01/20	128,850	[f]	BRL	32,627,213
Strip, 7/01/21	510	[f]	BRL	116,760
Nota Do Tesouro Nacional,
10.00%, 1/01/21	207,870	[f]	BRL	68,111,585
10.00%, 1/01/23	373,872	[f]	BRL	121,870,977
10.00%, 1/01/25	669,104	[f]	BRL	217,219,836

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Brazil (continued)
Nota Do Tesouro Nacional, (continued)
[g] Index Linked, 6.00%, 5/15/19	17,935	[f]	BRL	$17,827,500
[g] Index Linked, 6.00%, 8/15/22	19,212	[f]	BRL	19,461,135
[g] Index Linked, 6.00%, 5/15/23	105,138	[f]	BRL	107,111,556
				725,724,568
Colombia 4.4%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000		COP	4,568,256
senior bond, 4.375%, 3/21/23	1,916,000,000		COP	611,902
senior bond, 9.85%, 6/28/27	3,053,000,000		COP	1,308,014
Titulos de Tesoreria,
B, 5.00%, 11/21/18	6,334,000,000		COP	2,156,053
B, 7.75%, 9/18/30	235,185,000,000		COP	87,643,877
B, 7.00%, 6/30/32	11,774,000,000		COP	4,046,477
senior bond, B, 11.25%, 10/24/18	27,187,000,000		COP	9,880,580
senior bond, B, 11.00%, 7/24/20	19,102,000,000		COP	7,384,864
senior bond, B, 7.00%, 5/04/22	30,519,000,000		COP	10,815,982
senior bond, B, 10.00%, 7/24/24	59,139,000,000		COP	24,193,381
senior bond, B, 7.50%, 8/26/26	176,576,000,000		COP	63,733,235
senior bond, B, 6.00%, 4/28/28	75,595,000,000		COP	24,683,242
senior note, B, 7.00%, 9/11/19	18,368,000,000		COP	6,445,342
				247,471,205
Ghana 4.4%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000		GHS	1,114,258
23.95%, 11/06/17	7,490,000		GHS	1,713,421
23.30%, 12/11/17	13,470,000		GHS	3,093,932
24.25%, 6/11/18	28,190,000		GHS	6,672,243
22.50%, 12/10/18	27,720,000		GHS	6,623,585
21.00%, 1/07/19	75,430,000		GHS	17,831,532
19.95%, 5/06/19	8,280,000		GHS	1,935,118
Government of Ghana,
23.23%, 2/19/18	19,460,000		GHS	4,514,122
22.49%, 4/23/18	5,950,000		GHS	1,386,770
23.47%, 5/21/18	47,670,000		GHS	11,201,474
19.04%, 9/24/18	43,190,000		GHS	9,941,856
24.50%, 10/22/18	71,467,000		GHS	17,299,909
24.50%, 4/22/19	23,280,000		GHS	5,764,727
24.50%, 5/27/19	13,490,000		GHS	3,346,487
21.00%, 3/23/20	3,266,000		GHS	791,524
24.50%, 6/21/21	50,930,000		GHS	13,711,665
24.75%, 7/19/21	39,180,000		GHS	10,660,187
18.75%, 1/24/22	51,790,000		GHS	12,141,131
19.75%, 3/25/24	50,640,000		GHS	12,524,522
19.00%, 11/02/26	166,050,000		GHS	39,853,511
senior bond, 19.75%, 3/15/32	146,950,000		GHS	36,401,337
senior note, 24.00%, 11/23/20	94,380,000		GHS	24,651,326
senior note, 18.25%, 7/25/22	5,540,000		GHS	1,300,457
senior note, 18.25%, 9/21/20	13,820,000		GHS	3,182,766
				247,657,860

|18

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 10.9%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000		INR	$28,214,930
senior bond, 8.20%, 2/15/22	1,582,000,000		INR	25,628,109
senior bond, 8.35%, 5/14/22	527,100,000		INR	8,614,869
senior bond, 8.08%, 8/02/22	3,850,000,000		INR	62,195,981
senior bond, 8.13%, 9/21/22	805,000,000		INR	13,061,683
senior bond, 9.15%, 11/14/24	2,349,000,000		INR	40,229,008
senior note, 7.28%, 6/03/19	69,400,000		INR	1,078,319
senior note, 8.27%, 6/09/20	878,000,000		INR	14,040,875
senior note, 8.12%, 12/10/20	1,324,500,000		INR	21,229,316
senior note, 7.80%, 4/11/21	4,542,700,000		INR	72,227,956
senior note, 8.79%, 11/08/21	2,781,000,000		INR	45,975,283
senior note, 8.15%, 6/11/22	4,125,000,000		INR	66,707,395
senior note, 6.84%, 12/19/22	631,000,000		INR	9,779,785
senior note, 7.16%, 5/20/23	2,481,400,000		INR	38,621,465
senior note, 8.83%, 11/25/23	2,786,900,000		INR	46,850,729
senior note, 7.68%, 12/15/23	7,744,000,000		INR	123,837,007
				618,292,710
Indonesia 7.5%
Government of Indonesia,
6.125%, 5/15/28	18,838,000,000		IDR	1,333,685
FR34, 12.80%, 6/15/21	34,970,000,000		IDR	3,160,449
FR35, 12.90%, 6/15/22	95,624,000,000		IDR	9,000,571
FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,712,973
FR43, 10.25%, 7/15/22	3,593,000,000		IDR	309,785
FR48, 9.00%, 9/15/18	23,719,000,000		IDR	1,817,461
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,918,386
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	10,424,303
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,973,504
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,399,199
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	55,400,146
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	3,062,311
senior bond, FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,621,529
senior bond, FR53, 8.25%, 7/15/21	1,014,313,000,000		IDR	80,676,732
senior bond, FR56, 8.375%, 9/15/26	624,244,000,000		IDR	52,304,156
senior bond, FR59, 7.00%, 5/15/27	455,512,000,000		IDR	35,216,270
senior bond, FR61, 7.00%, 5/15/22	79,931,000,000		IDR	6,120,245
senior bond, FR63, 5.625%, 5/15/23	86,004,000,000		IDR	6,163,890
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	83,358,789
senior bond, FR71, 9.00%, 3/15/29	624,606,000,000		IDR	54,073,203
senior bond, FR73, 8.75%, 5/15/31	122,117,000,000		IDR	10,447,231
senior note, FR66, 5.25%, 5/15/18	28,467,000,000		IDR	2,122,110
				425,616,928
Kenya 0.3%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			20,087,496
Mexico 13.2%
Government of Mexico,
7.75%, 12/14/17	54,543,360	[i]	MXN	299,977,993
M, 4.75%, 6/14/18	8,078,800	[i]	MXN	43,708,243
senior note, 8.50%, 12/13/18	37,301,100	[i]	MXN	208,464,873
senior note, M, 5.00%, 12/11/19	34,266,500	[i]	MXN	181,714,662

|19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Mexico (continued)
[j] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	916,767	[k]	MXN	$5,069,813
Index Linked, 4.00%, 6/13/19	630,844	[k]	MXN	3,522,422
Index Linked, 2.50%, 12/10/20	497,367	[k]	MXN	2,688,800
				745,146,806
Philippines 2.4%
Government of the Philippines,
senior note, 5.875%, 1/31/18	39,990,000		PHP	793,531
senior note, 3.375%, 8/20/20	215,350,000		PHP	4,205,504
senior note, 5-72, 2.125%, 5/23/18	1,118,640,000		PHP	21,919,577
senior note, 7-51, 5.00%, 8/18/18	441,600,000		PHP	8,812,096
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000		PHP	97,757,150
				133,487,858
Serbia 1.2%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000		RSD	11,201,888
Serbia Treasury Note,
10.00%, 3/02/18	1,216,280,000		RSD	12,384,736
10.00%, 4/27/18	2,304,470,000		RSD	23,671,167
10.00%, 3/20/21	470,580,000		RSD	5,429,480
10.00%, 9/11/21	1,505,120,000		RSD	17,617,134
				70,304,405
South Africa 2.0%
Government of South Africa,
8.00%, 1/31/30	274,331,000		ZAR	18,607,790
7.00%, 2/28/31	151,720,000		ZAR	9,348,527
8.25%, 3/31/32	302,476,000		ZAR	20,428,313
8.875%, 2/28/35	439,244,000		ZAR	30,660,662
8.50%, 1/31/37	58,340,000		ZAR	3,880,368
R186, 10.50%, 12/21/26	267,480,000		ZAR	22,160,240
senior bond, 6.25%, 3/31/36	119,718,000		ZAR	6,372,412
				111,458,312
South Korea 4.2%
Korea Treasury Bond,
senior note, 1.375%, 9/10/21	43,133,200,000		KRW	36,734,420
senior note, 1.875%, 3/10/22	230,729,000,000		KRW	199,580,216
				236,314,636
Ukraine 0.6%
[a,h,l] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	60,577,000			32,902,882
Total Foreign Government and Agency Securities
(Cost $3,742,396,134)				3,850,537,112

Quasi-Sovereign and Corporate Bonds 0.2%
South Africa 0.2%
[c,m] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	32,422,557			1,287,354
senior secured note, 144A, PIK, 8.00%, 12/31/22	9,815,192		EUR	1,421,648
[c,m] K2016740260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	5,908,400			5,147,148
Total Quasi-Sovereign and Corporate Bonds (Cost $42,379,836)				7,856,150

|20

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Shares			Value
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	2,500,000			$—
Total Investments before Short Term Investments
(Cost $3,849,137,707)				3,916,198,619

	Principal
	Amount*
Short Term Investments 20.6%
Foreign Government and Agency Securities 1.5%
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	4,814,000		ARS	277,618
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 12/12/17 - 3/13/18.	8,736,000,000		COP	2,922,119
Mexico 1.4%
[n] Mexico Treasury Bill, 10/12/17 - 4/26/18	150,462,220	[o]	MXN	81,700,316
Total Foreign Government and Agency Securities
(Cost $83,182,869)				84,900,053
Total Investments before Money Market Funds
(Cost $3,932,320,576)				4,001,098,672

	Shares
Money Market Funds (Cost $1,077,012,899) 19.1%
United States 19.1%
[p,q] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	1,077,012,899			1,077,012,899
Total Investments (Cost $5,009,333,475) 89.9%				5,078,111,571
Other Assets, less Liabilities 10.1%				573,221,455
Net Assets 100.0%				$5,651,333,026

|21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dThe coupon rate shown represents the rate at period end.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity is adjusted for inflation.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $52,990,378, representing 0.9% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount of security is adjusted for inflation.
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mIncome may be received in additional securities and/or cash.
nThe security was issued on a discount basis with no stated coupon rate.
oPrincipal amount is stated in 10 Mexican Peso Units.
pSee Note 6 regarding investments in affiliated management investment companies.
qThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Buy	30,200,000	35,595,834		10/03/17	$97,824	$—
Euro	CITI	Sell	30,200,000	34,581,416		10/03/17	—	(1,112,242)
Euro	DBAB	Sell	4,886,000	5,605,708		10/05/17	—	(169,734)
Euro	UBSW	Sell	28,979,798	34,413,220		10/06/17	156,094	—
Euro	BOFA	Sell	12,844,266	14,706,684		10/10/17	—	(479,902)
Euro	BZWS	Sell	1,141,000	1,362,000		10/10/17	12,924	—
Euro	SCNY	Sell	3,227,500	3,695,810		10/10/17	—	(120,267)
Mexican Peso	CITI	Buy	415,200,000	20,046,247	EUR	10/10/17	—	(936,323)
Mexican Peso	CITI	Sell	415,200,000	19,306,423	EUR	10/10/17	61,582	—
Euro	BOFA	Sell	10,558,000	12,112,138		10/11/17	—	(371,937)
Euro	GSCO	Sell	8,151,700	9,812,853		10/11/17	174,055	—
Euro	UBSW	Sell	1,080,000	1,238,987		10/11/17	—	(38,035)
Japanese Yen	BZWS	Sell	2,532,491,700	23,405,004		10/11/17	898,320	—
Japanese Yen	HSBK	Sell	6,005,600,000	54,596,364		10/11/17	1,223,576	—
Mexican Peso	CITI	Buy	493,846,900	23,964,658	EUR	10/11/17	—	(1,263,205)
Mexican Peso	CITI	Sell	493,846,900	22,958,401	EUR	10/11/17	73,379	—
Euro	DBAB	Sell	602,875	689,840		10/12/17	—	(23,056)
Euro	GSCO	Sell	8,776,716	10,050,350		10/12/17	—	(328,055)
Euro	JPHQ	Sell	29,857,000	34,166,112		10/12/17	—	(1,139,578)
Euro	SCNY	Sell	1,738,694	1,989,935		10/12/17	—	(66,058)
Japanese Yen	SCNY	Sell	251,020,000	2,274,618		10/12/17	43,648	—
Euro	CITI	Sell	1,043,697	1,195,972		10/13/17	—	(38,260)
Euro	JPHQ	Sell	44,809,000	51,354,475		10/13/17	—	(1,634,756)

|22

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	27,904,560	33,174,894		10/16/17	$170,707	$—
Euro	JPHQ	Sell	455,000	543,159		10/16/17	5,006	—
Euro	MSCO	Sell	3,392,000	4,063,752		10/16/17	51,855	—
Indian Rupee	JPHQ	Buy	544,937,700	7,312,342	EUR	10/16/17	—	(324,329)
South Korean Won	CITI	Buy	34,184,000,000	29,886,344		10/16/17	—	(31,643)
South Korean Won	CITI	Sell	34,184,000,000	30,562,360		10/16/17	707,660	—
Euro	BOFA	Sell	49,482,413	58,824,693		10/17/17	296,034	—
Euro	GSCO	Sell	11,495,000	13,178,730		10/17/17	—	(417,756)
Euro	JPHQ	Sell	8,837,922	10,124,016		10/17/17	—	(329,631)
Euro	SCNY	Sell	4,214,000	4,829,602		10/17/17	—	(154,790)
Euro	GSCO	Sell	16,129,471	19,200,038		10/18/17	120,772	—
Euro	JPHQ	Sell	23,591,800	28,098,447		10/18/17	192,124	—
Euro	JPHQ	Sell	143,375,139	164,268,051		10/18/17	—	(5,327,865)
Euro	MSCO	Sell	7,066,000	8,409,883		10/18/17	51,636	—
Euro	UBSW	Sell	52,810,530	60,791,257		10/18/17	—	(1,677,385)
Mexican Peso	DBAB	Buy	407,399,000	19,820,911	EUR	10/18/17	—	(1,138,185)
South Korean Won	HSBK	Buy	21,782,000,000	19,023,581		10/18/17	338	—
South Korean Won	HSBK	Sell	21,782,000,000	19,075,226		10/18/17	51,307	—
Euro	GSCO	Sell	143,320,000	165,108,940		10/19/17	—	(4,431,060)
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	104,589,401	AUD	10/19/17	—	(3,719,338)
Euro	UBSW	Sell	13,130,824	15,730,070		10/20/17	196,146	—
Japanese Yen	JPHQ	Sell	5,235,455,000	48,499,338		10/20/17	1,949,787	—
Euro	MSCO	Sell	4,802,000	5,772,052		10/23/17	90,292	—
Euro	DBAB	Sell	15,547,058	18,072,056		10/24/17	—	(324,343)
Japanese Yen	BZWS	Sell	1,015,610,000	9,392,577		10/24/17	360,745	—
South Korean Won	HSBK	Sell	113,532,000,000	101,223,252		10/24/17	2,058,419	—
Brazilian Real	CITI	Buy	53,617,000	14,253,108	EUR	10/25/17	3,162	—
Euro	GSCO	Sell	11,883,000	13,965,733		10/27/17	—	(97,404)
Japanese Yen	GSCO	Sell	183,530,000	1,651,638		10/27/17	19,256	—
Euro	DBAB	Sell	5,908,531	6,913,277		10/30/17	—	(80,421)
Euro	GSCO	Sell	24,555,482	28,897,540		10/30/17	—	(167,825)
Indian Rupee	HSBK	Buy	854,165,525	11,355,911	EUR	10/30/17	—	(418,152)
Euro	BOFA	Sell	44,115,000	51,725,720		10/31/17	—	(494,308)
Euro	BZWS	Sell	23,648,188	27,777,635		10/31/17	—	(215,317)
Euro	GSCO	Sell	6,565,000	7,774,470		11/02/17	2,475	—
Euro	JPHQ	Sell	2,285,000	2,697,598		11/02/17	—	(7,506)
Euro	BOFA	Sell	234,000	277,226		11/03/17	189	—
Euro	CITI	Sell	303,457	358,396		11/08/17	—	(969)
Euro	DBAB	Sell	58,821,556	69,515,903		11/08/17	—	(142,785)
Euro	JPHQ	Sell	11,697,590	13,823,978		11/08/17	—	(28,746)
Japanese Yen	BZWS	Sell	619,000,000	5,563,495		11/08/17	55,066	—
Euro	DBAB	Sell	677,000	802,011		11/09/17	239	—
Japanese Yen	CITI	Sell	207,713,767	2,023,988		11/09/17	175,484	—
Euro	DBAB	Sell	14,210,273	16,762,439		11/14/17	—	(71,364)
Euro	JPHQ	Sell	50,980,000	60,114,647		11/14/17	—	(277,384)
Japanese Yen	CITI	Sell	8,265,672,400	79,041,365		11/14/17	5,467,701	—
Japanese Yen	JPHQ	Sell	2,417,114,000	23,604,283		11/14/17	2,089,284	—
Australian Dollar	JPHQ	Sell	48,982,000	36,106,102		11/15/17	—	(2,268,386)
Euro	DBAB	Sell	13,698,285	16,239,180		11/15/17	11,011	—
Euro	SCNY	Sell	1,757,000	2,084,689		11/15/17	3,196	—

|23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	GSCO	Sell	827,501,000	7,313,504		11/15/17	$—	$(52,477)
South Korean Won	CITI	Sell	45,698,000,000	40,365,692		11/15/17	439,897	—
Japanese Yen	CITI	Sell	618,542,000	5,839,654		11/16/17	333,491	—
Japanese Yen	SCNY	Sell	206,868,600	1,839,355		11/16/17	—	(2,156)
South Korean Won	CITI	Sell	32,391,000,000	28,634,194		11/16/17	334,236	—
Euro	GSCO	Sell	21,824,000	25,691,649		11/17/17	—	(165,741)
South Korean Won	HSBK	Sell	60,173,000,000	53,050,915		11/17/17	477,261	—
Euro	JPHQ	Sell	23,591,797	27,792,552		11/20/17	—	(163,890)
Euro	UBSW	Sell	111,845,000	134,192,749		11/20/17	1,655,653	—
Japanese Yen	CITI	Sell	845,744,500	7,514,055		11/20/17	—	(15,866)
South Korean Won	CITI	Sell	22,784,500,000	20,124,983		11/20/17	217,279	—
Brazilian Real	HSBK	Buy	91,050,000	24,215,425		11/21/17	4,326,149	—
Japanese Yen	DBAB	Sell	98,350,000	916,811		11/21/17	41,135	—
Euro	DBAB	Sell	18,605,963	21,965,921		11/22/17	—	(84,662)
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	92,504,941	AUD	11/22/17	—	(4,019,064)
Euro	BOFA	Sell	1,737,194	2,060,833		11/24/17	1,800	—
Euro	BZWS	Sell	9,579,000	11,316,726		11/24/17	—	(36,914)
Euro	DBAB	Sell	7,368,000	8,751,710		11/24/17	18,688	—
Euro	UBSW	Sell	341,006	404,459		11/24/17	277	—
Japanese Yen	BZWS	Sell	16,448,000	151,025		11/24/17	4,560	—
Euro	MSCO	Sell	19,042,000	22,920,855		11/27/17	347,398	—
Japanese Yen	HSBK	Sell	25,664,000	232,886		11/27/17	4,325	—
Japanese Yen	SCNY	Sell	90,565,000	831,291		11/27/17	24,731	—
South Korean Won	HSBK	Sell	5,990,000,000	5,357,063		11/27/17	122,940	—
Euro	JPHQ	Sell	3,472,968	4,116,249		11/28/17	—	(1,026)
Euro	BOFA	Sell	3,101,513	3,722,715		11/30/17	45,318	—
Euro	BZWS	Sell	6,350,914	7,642,913		11/30/17	112,770	—
Euro	DBAB	Sell	7,361,600	8,854,385		11/30/17	125,895	—
Euro	JPHQ	Sell	20,456,395	24,067,971		11/30/17	—	(186,735)
Euro	SCNY	Sell	2,285,000	2,690,462		11/30/17	—	(18,813)
Indian Rupee	CITI	Buy	85,545,000	1,145,948	EUR	11/30/17	—	(58,755)
Indian Rupee	DBAB	Buy	4,025,105,574	52,701,735	EUR	11/30/17	—	(1,320,452)
Euro	BOFA	Sell	1,034,213	1,238,532		12/01/17	12,206	—
Japanese Yen	CITI	Sell	8,236,852,000	74,844,411		12/01/17	1,470,168	—
Euro	CITI	Sell	30,200,000	35,711,802		12/04/17	—	(105,235)
Japanese Yen	JPHQ	Sell	2,962,582,246	26,828,180		12/05/17	430,212	—
South Korean Won	HSBK	Sell	30,082,000,000	26,717,469		12/05/17	429,330	—
Mexican Peso	CITI	Buy	712,951,000	33,674,714	EUR	12/06/17	—	(1,215,780)
Euro	BOFA	Sell	12,844,266	15,366,879		12/07/17	130,603	—
Euro	GSCO	Sell	24,160,708	28,934,864		12/07/17	274,663	—
Euro	UBSW	Sell	28,019,798	33,482,677		12/07/17	244,702	—
Japanese Yen	CITI	Sell	2,026,500,000	18,681,982		12/08/17	621,266	—
Japanese Yen	HSBK	Sell	3,034,900,000	27,971,429		12/11/17	918,077	—
Japanese Yen	CITI	Sell	4,387,300,000	39,179,143		12/12/17	67,734	—
Japanese Yen	CITI	Sell	38,352,000	350,079		12/13/17	8,159	—
Japanese Yen	HSBK	Sell	3,469,350,000	31,746,330		12/13/17	816,061	—
Mexican Peso	CITI	Buy	820,626,370	38,054,359	EUR	12/13/17	—	(628,649)
Euro	DBAB	Sell	14,210,266	17,078,253		12/14/17	213,712	—
Euro	UBSW	Sell	7,424,000	8,938,719		12/15/17	127,434	—
Japanese Yen	JPHQ	Sell	1,355,500,000	12,433,898		12/18/17	345,121	—

|24

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	MSCO	Sell	13,000,000	119,794		12/18/17	$3,856	$—
South Korean Won	DBAB	Sell	28,685,000,000	25,747,240		12/20/17	676,080	—
South Korean Won	HSBK	Sell	52,545,510,972	46,527,216		1/10/18	586,812	—
Japanese Yen	BZWS	Sell	3,257,620,000	28,866,175		1/11/18	—	(227,834)
Japanese Yen	DBAB	Sell	95,091,000	843,379		1/11/18	—	(5,885)
Japanese Yen	GSCO	Sell	1,641,201,000	14,535,866		1/11/18	—	(121,803)
Japanese Yen	JPHQ	Sell	6,037,750,000	53,536,119		1/11/18	—	(387,405)
Japanese Yen	BZWS	Sell	8,836,050,000	78,034,919		1/16/18	—	(901,545)
Japanese Yen	CITI	Sell	83,690,000	738,958		1/16/18	—	(8,682)
Japanese Yen	HSBK	Sell	495,720,000	4,374,901		1/16/18	—	(53,592)
Japanese Yen	JPHQ	Sell	3,767,300,000	33,491,874		1/16/18	—	(163,135)
Mexican Peso	CITI	Buy	387,700,000	15,603,137	EUR	1/16/18	2,375,972	—
South Korean Won	CITI	Sell	34,184,000,000	29,896,799		1/16/18	6,506	—
Mexican Peso	DBAB	Buy	407,399,000	19,402,262	EUR	1/17/18	—	(1,083,201)
Mexican Peso	MSCO	Buy	276,005,210	11,044,449	EUR	1/17/18	1,763,933	—
Mexican Peso	MSCO	Buy	378,040,000	18,086,308	EUR	1/18/18	—	(1,107,330)
Japanese Yen	MSCO	Sell	5,282,022,900	47,423,867		1/19/18	229,559	—
Mexican Peso	CITI	Buy	387,026,670	18,458,543	EUR	1/19/18	—	(1,069,475)
Japanese Yen	JPHQ	Sell	1,812,355,000	16,293,614		1/22/18	97,812	—
Japanese Yen	SCNY	Sell	240,140,000	2,165,862		1/22/18	19,892	—
Japanese Yen	HSBK	Sell	126,059,100	1,122,056		1/23/18	—	(4,510)
Japanese Yen	DBAB	Sell	2,079,900,000	18,722,994		1/24/18	134,329	—
Japanese Yen	CITI	Sell	2,765,977,000	25,021,729		1/25/18	300,070	—
Japanese Yen	DBAB	Sell	174,474,569	1,574,453		1/29/18	14,705	—
Japanese Yen	JPHQ	Sell	1,484,000,000	13,426,037		1/29/18	159,545	—
Japanese Yen	BZWS	Sell	209,770,000	1,899,746		1/31/18	24,268	—
Japanese Yen	HSBK	Sell	225,900,265	2,041,575		1/31/18	21,881	—
Japanese Yen	MSCO	Sell	460,900,000	4,181,713		2/06/18	59,643	—
Japanese Yen	SCNY	Sell	1,239,900,000	11,233,878		2/06/18	144,805	—
Japanese Yen	CITI	Sell	2,741,651,200	24,882,254		2/08/18	359,605	—
Japanese Yen	JPHQ	Sell	4,453,400,000	40,448,132		2/08/18	614,776	—
Japanese Yen	SCNY	Sell	4,454,700,000	40,549,803		2/08/18	704,819	—
Japanese Yen	BZWS	Sell	4,455,270,000	40,363,019		2/09/18	510,798	—
Japanese Yen	CITI	Sell	618,845,000	5,613,819		2/09/18	78,274	—
Japanese Yen	JPHQ	Sell	4,464,960,000	40,697,469		2/09/18	758,571	—
Japanese Yen	CITI	Sell	32,863,000	299,374		2/13/18	5,352	—
Japanese Yen	CITI	Sell	1,894,570,000	17,011,875		2/14/18	60,470	—
Japanese Yen	CITI	Sell	1,878,130,000	17,325,123		2/15/18	519,911	—
Japanese Yen	JPHQ	Sell	2,843,509,000	26,324,156		2/15/18	880,884	—
Japanese Yen	GSCO	Sell	2,149,089,570	19,820,247		2/16/18	589,499	—
Japanese Yen	HSBK	Sell	2,845,000,000	25,561,545		2/16/18	103,565	—
Japanese Yen	DBAB	Sell	36,644,000	334,328		2/20/18	6,355	—
South Korean Won	CITI	Sell	102,839,000,000	90,540,806		2/21/18	559,181	—
Japanese Yen	HSBK	Sell	97,747,000	898,410		2/22/18	23,456	—
Japanese Yen	JPHQ	Sell	49,654,000	458,393		2/22/18	13,929	—
Japanese Yen	DBAB	Sell	16,255,000	150,051		2/26/18	4,518	—
Japanese Yen	HSBK	Sell	231,662,000	2,095,540		2/27/18	21,329	—
Japanese Yen	BZWS	Sell	2,868,690,000	26,584,932		2/28/18	898,418	—
Japanese Yen	DBAB	Sell	66,294,000	612,829		2/28/18	19,226	—
Japanese Yen	JPHQ	Sell	390,875,000	3,609,866		2/28/18	109,936	—

|25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	2,461,820,000	22,530,316		3/01/18	$485,769	$—
Japanese Yen	HSBK	Sell	81,408,000	745,426		3/01/18	16,452	—
Japanese Yen	BOFA	Sell	3,288,665,160	29,905,384		3/02/18	455,210	—
Japanese Yen	JPHQ	Sell	601,100,000	5,388,687		3/05/18	4,937	—
Japanese Yen	HSBK	Sell	284,000,000	2,530,518		3/06/18	—	(13,264)
Mexican Peso	JPHQ	Buy	1,531,000,000	67,980,482	EUR	3/06/18	970,116	—
Japanese Yen	GSCO	Sell	11,008,384,000	98,131,432		3/07/18	—	(475,730)
South African Rand	HSBK	Sell	263,105,397	19,852,516		3/08/18	916,350	—
Australian Dollar	CITI	Sell	27,824,400	20,893,436		3/09/18	—	(879,098)
Japanese Yen	MSCO	Sell	91,664,560	819,403		3/09/18	—	(1,767)
Australian Dollar	CITI	Sell	133,116,000	98,859,263		3/13/18	—	(5,299,580)
Australian Dollar	JPHQ	Sell	199,600,000	147,704,000		3/13/18	—	(8,476,362)
Japanese Yen	DBAB	Sell	1,148,800,000	10,643,739		3/13/18	350,089	—
Australian Dollar	JPHQ	Sell	46,580,000	34,718,403		3/16/18	—	(1,727,810)
Japanese Yen	BZWS	Sell	12,032,497,776	109,775,567		3/19/18	1,925,398	—
Japanese Yen	CITI	Sell	9,788,671,513	88,927,291		3/20/18	1,184,357	—
South Korean Won	CITI	Sell	22,784,500,000	20,155,248		3/20/18	209,417	—
Japanese Yen	BZWS	Sell	735,719,080	6,663,036		3/26/18	66,126	—
Japanese Yen	JPHQ	Sell	241,286,602	2,212,695		3/26/18	49,170	—
South Korean Won	HSBK	Sell	25,776,489,028	22,851,497		3/27/18	283,522	—
Australian Dollar	CITI	Sell	18,400,000	13,929,168		3/29/18	—	(465,918)
Japanese Yen	JPHQ	Sell	14,763,000	131,753		3/30/18	—	(651)
Mexican Peso	CITI	Buy	909,046,900	40,743,596	EUR	4/03/18	—	(162,074)
Japanese Yen	SCNY	Sell	125,000,000	1,148,897		4/10/18	27,108	—
Japanese Yen	CITI	Sell	271,000,000	2,495,051		4/13/18	62,591	—
Japanese Yen	DBAB	Sell	2,999,000,000	27,622,986		4/13/18	704,357	—
Japanese Yen	BOFA	Sell	813,310,000	7,490,629		4/18/18	188,356	—
South Korean Won	HSBK	Sell	21,782,000,000	19,065,208		4/18/18	—	(13,443)
Japanese Yen	JPHQ	Sell	1,269,780,000	11,855,746		4/23/18	451,780	—
Mexican Peso	CITI	Buy	884,360,620	39,591,683	EUR	5/02/18	—	(391,841)
Japanese Yen	BOFA	Sell	619,900,000	5,629,825		5/08/18	57,637	—
Japanese Yen	HSBK	Sell	85,634,000	765,615		5/15/18	—	(4,448)
Japanese Yen	SCNY	Sell	618,542,000	5,523,732		5/15/18	—	(38,501)
Japanese Yen	DBAB	Sell	2,783,555,000	24,999,035		5/16/18	—	(33,507)
Japanese Yen	BOFA	Sell	1,434,111,250	12,872,375		5/18/18	—	(26,097)
Japanese Yen	CITI	Sell	845,744,400	7,586,751		5/18/18	—	(19,919)
South Korean Won	DBAB	Sell	28,680,000,000	25,816,905		5/18/18	682,051	—
Japanese Yen	BOFA	Sell	1,430,815,375	13,032,589		5/21/18	161,526	—
Japanese Yen	HSBK	Sell	1,435,854,500	13,106,842		5/21/18	190,448	—
Japanese Yen	BOFA	Sell	1,434,702,500	13,147,933		5/22/18	241,156	—
Japanese Yen	JPHQ	Sell	88,344,000	809,623		5/22/18	14,868	—
Japanese Yen	BOFA	Sell	65,296,000	597,949		5/25/18	10,435	—
Japanese Yen	HSBK	Sell	7,441,570,000	69,320,633		6/18/18	2,270,452	—
Japanese Yen	DBAB	Sell	7,430,160,000	68,508,520		6/19/18	1,557,263	—
Japanese Yen	CITI	Sell	5,005,980,000	45,829,717		6/20/18	719,506	—
Japanese Yen	DBAB	Sell	7,443,020,000	67,873,609		6/22/18	794,805	—
Mexican Peso	CITI	Buy	863,629,300	40,053,841	EUR	6/28/18	—	(2,602,122)
Japanese Yen	BZWS	Sell	260,566,000	2,365,374		6/29/18	16,089	—
Japanese Yen	MSCO	Sell	1,074,900,000	9,706,739		7/03/18	12,944	—
Mexican Peso	CITI	Buy	678,625,900	30,769,433	EUR	7/13/18	—	(1,312,001)

|26

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

			Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	JPHQ Buy	138,330,710	6,377,479	EUR	7/18/18	$—	$(401,938)
Total Forward Exchange Contracts						$60,157,369	$(65,424,983)
Net unrealized appreciation (depreciation)							$(5,267,614)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.391%	Semi-Annual		5/04/21	$24,190,000	$(1,537,631)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.076%	Semi-Annual		6/14/21	11,000,000	(552,716)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.970%	Semi-Annual		1/23/25	182,920,000	2,130,499
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.973%	Semi-Annual		1/27/25	107,950,000	1,244,129
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.937%	Semi-Annual		1/29/25	26,990,000	377,892
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.942%	Semi-Annual		1/30/25	22,850,000	312,607
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.817%	Semi-Annual		2/03/25	36,010,000	1,122,503
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.036%	Semi-Annual		3/23/25	50,330,000	445,156
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.978%	Semi-Annual		3/27/25	37,700,000	489,255
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.985%	Semi-Annual		3/27/25	37,700,000	470,171
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.349%	Semi-Annual		2/25/41	4,680,000	(1,541,443)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.320%	Semi-Annual		2/28/41	3,510,000	(1,135,327)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.299%	Semi-Annual		3/01/41	1,170,000	(374,568)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.668%	Semi-Annual		10/04/43	50,300,000	(11,738,203)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.752%	Semi-Annual		7/29/45	100,600,000	(4,683,257)
Receive Floating rate 3-month USD LIBOR	Quarterly

|27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed rate 2.378%	Semi-Annual		11/18/46	$347,500,000	$8,749,215
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.794%	Semi-Annual		3/13/47	55,500,000	(3,057,062)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.537%	Semi-Annual		4/13/47	34,200,000	(331,966)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.587%	Semi-Annual		7/27/47	53,800,000	(672,092)
TotalCentrallyClearedSwapContracts.					$(10,282,838)
OTC Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$(601,156)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.440%	Semi-Annual	CITI	4/21/21	29,610,000	(1,948,695)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(1,539,220)
Total OTC Swap Contracts.					$(4,089,071)
Total Interest Rate Swap Contracts					$(14,371,909)

See Abbreviations on page 46.

|28

TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton International Bond Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 67.5%
Argentina 4.6%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	4,382,000		ARS	$252,448
18.20%, 10/03/21.	86,314,000		ARS	5,178,421
16.00%, 10/17/23.	122,926,000		ARS	7,392,368
senior note, 15.50%, 10/17/26	103,720,000		ARS	6,413,360
[a] Government of Argentina, FRN, 22.548%, (ARS Badlar + 2.00%), 4/03/22	5,808,000		ARS	330,849
				19,567,446
Brazil 4.5%
Letra Tesouro Nacional,
Strip, 1/01/20	3,100	[b]	BRL	823,177
Strip, 7/01/20	21,410	[b]	BRL	5,421,410
Nota Do Tesouro Nacional,
10.00%, 1/01/21	130	[b]	BRL	42,596
10.00%, 1/01/23	8,407	[b]	BRL	2,740,428
[c] Index Linked, 6.00%, 8/15/22	3,129	[b]	BRL	3,169,576
[c] Index Linked, 6.00%, 5/15/23	6,099	[b]	BRL	6,213,485
[c] Index Linked, 6.00%, 8/15/24	630	[b]	BRL	648,701
				19,059,373
Colombia 4.8%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	136,668
senior bond, 4.375%, 3/21/23	57,000,000		COP	18,204
senior bond, 9.85%, 6/28/27	91,000,000		COP	38,988
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	440,000,000		COP	149,773
B, 7.75%, 9/18/30	15,776,400,000		COP	5,879,222
B, 7.00%, 6/30/32	516,000,000		COP	177,338
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	295,832
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	288,405
senior bond, B, 7.00%, 5/04/22	11,196,000,000		COP	3,967,880
senior bond, B, 10.00%, 7/24/24	11,997,000,000		COP	4,907,895
senior bond, B, 7.50%, 8/26/26	7,767,700,000		COP	2,803,669
senior bond, B, 6.00%, 4/28/28	4,498,900,000		COP	1,468,979
senior note, B, 7.00%, 9/11/19	637,000,000		COP	223,524
				20,356,377
Ghana 1.4%
Government of Ghana,
24.75%, 3/01/21	50,000		GHS	13,300
24.50%, 6/21/21	50,000		GHS	13,461
24.75%, 7/19/21	50,000		GHS	13,604
18.75%, 1/24/22	2,910,000		GHS	682,191
19.75%, 3/25/24	2,910,000		GHS	719,715
19.00%, 11/02/26.	8,740,000		GHS	2,097,680
senior bond, 19.75%, 3/15/32	8,740,000		GHS	2,165,006
senior note, 21.50%, 3/09/20	50,000		GHS	12,156
				5,717,113

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 8.5%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	$1,626,630
senior bond, 8.20%, 2/15/22	19,000,000		INR	307,797
senior bond, 8.35%, 5/14/22	30,400,000		INR	496,855
senior bond, 8.08%, 8/02/22	673,000,000		INR	10,872,181
senior bond, 8.13%, 9/21/22	51,000,000		INR	827,510
senior bond, 9.15%, 11/14/24	227,000,000		INR	3,887,605
senior note, 7.28%, 6/03/19.	4,000,000		INR	62,151
senior note, 8.12%, 12/10/20	125,300,000		INR	2,008,330
senior note, 7.80%, 4/11/21.	196,900,000		INR	3,130,668
senior note, 8.79%, 11/08/21	110,000,000		INR	1,818,512
senior note, 8.15%, 6/11/22.	82,000,000		INR	1,326,062
senior note, 6.84%, 12/19/22	12,000,000		INR	185,986
senior note, 7.16%, 5/20/23.	19,100,000		INR	297,280
senior note, 8.83%, 11/25/23	257,900,000		INR	4,335,571
senior note, 7.68%, 12/15/23	302,000,000		INR	4,829,387
				36,012,525
Indonesia 8.0%
Government of Indonesia,
6.125%, 5/15/28	159,000,000		IDR	11,257
8.375%, 3/15/34	55,620,000,000		IDR	4,562,231
FR34, 12.80%, 6/15/21.	9,984,000,000		IDR	902,314
FR35, 12.90%, 6/15/22.	2,105,000,000		IDR	198,132
FR43, 10.25%, 7/15/22.	55,861,000,000		IDR	4,816,285
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	96,789
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	100,225
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	638,275
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	60,789
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	420,538
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000		IDR	767,913
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	4,453,835
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	455,828
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	14,699,670
senior bond, FR71, 9.00%, 3/15/29	4,732,000,000		IDR	409,657
senior bond, FR73, 8.75%, 5/15/31	10,430,000,000		IDR	892,297
senior note, FR69, 7.875%, 4/15/19	6,976,000,000		IDR	533,757
				34,019,792
Mexico 12.2%
Government of Mexico,
7.75%, 12/14/17	1,615,710	[d]	MXN	8,886,094
M, 4.75%, 6/14/18	2,592,800	[d]	MXN	14,027,669
senior note, 8.50%, 12/13/18	4,283,800	[d]	MXN	23,940,898
senior note, M, 5.00%, 12/11/19	904,100	[d]	MXN	4,794,427
[e] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	41,253	[f]	MXN	230,345
				51,879,433
Philippines 2.3%
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,310,000		PHP	25,994
senior note, 3.375%, 8/20/20	1,700,000		PHP	33,199
senior note, 5-72, 2.125%, 5/23/18.	426,543,000		PHP	8,358,044

|30

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines (continued)
Government of the Philippines, (continued)
senior note, 7-51, 5.00%, 8/18/18	5,550,000	PHP	$110,750
senior note, 7-56, 3.875%, 11/22/19	65,380,000	PHP	1,290,835
			9,818,822
Serbia 0.5%
[g] Government of Serbia,
senior note, 144A, 5.25%, 11/21/17	520,000		522,314
senior note, 144A, 4.875%, 2/25/20	770,000		806,255
senior note, 144A, 7.25%, 9/28/21	710,000		821,126
			2,149,695
South Africa 1.3%
Government of South Africa,
8.00%, 1/31/30	15,341,000	ZAR	1,040,575
7.00%, 2/28/31	10,947,000	ZAR	674,521
8.25%, 3/31/32	19,654,000	ZAR	1,327,372
8.875%, 2/28/35	8,657,000	ZAR	604,287
8.50%, 1/31/37	4,659,000	ZAR	309,884
R186, 10.50%, 12/21/26	10,927,000	ZAR	905,282
senior bond, 6.25%, 3/31/36	9,693,000	ZAR	515,944
			5,377,865
South Korea 18.7%
Korea Treasury Bond,
senior note, 1.375%, 9/10/21	15,354,000,000	KRW	13,076,245
senior note, 1.875%, 3/10/22	3,066,000,000	KRW	2,652,085
senior note, 3.75%, 6/10/22.	430,000,000	KRW	402,602
senior note, 2.00%, 9/10/22.	566,000,000	KRW	492,317
senior note, 3.00%, 3/10/23.	221,000,000	KRW	201,516
senior note, 3.375%, 9/10/23	22,467,000,000	KRW	20,897,729
senior note, 3.50%, 3/10/24.	22,034,000,000	KRW	20,738,383
senior note, 3.00%, 9/10/24.	22,787,000,000	KRW	20,824,889
			79,285,766
Ukraine 0.7%
[g,h,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	4,993,000		2,711,988
Total Foreign Government and Agency Securities (Cost $287,285,992) .			285,956,195

Short Term Investments 29.3%
Foreign Government and Agency Securities 0.0%†
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	260,000	ARS	14,994
Colombia 0.0%†
Colombian Tes Corto Plazo, Strip, 12/12/17 - 3/13/18	382,000,000	COP	127,774
Total Foreign Government and Agency Securities (Cost $143,757)			142,768
Total Investments before Money Market Funds (Cost $287,429,749)			286,098,963

|31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Shares	Value
Money Market Funds (Cost $124,157,386) 29.3%
United States 29.3%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	124,157,386	$124,157,386
Total Investments (Cost $411,587,135) 96.8%		410,256,349
Other Assets, less Liabilities 3.2%		13,686,657
Net Assets 100.0%.		$423,943,006

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $4,861,683, representing 1.1% of net assets.
hNon-income producing.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jSee Note 6 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Sell	194,873	223,578	10/05/17	$—	$(6,770)
Euro	MSCO	Sell	2,850,000	3,264,604	10/05/17	—	(104,207)
Euro	UBSW	Sell	596,153	707,926	10/06/17	3,211	—
Australian Dollar	CITI	Sell	17,916,470	13,517,869	10/10/17	—	(524,874)
Euro	BOFA	Sell	1,234,819	1,413,868	10/10/17	—	(46,137)
Euro	BZWS	Sell	736,000	878,556	10/10/17	8,337	—
Euro	DBAB	Sell	62,000	70,571	10/10/17	—	(2,736)
Euro	HSBK	Sell	5,247,292	6,008,438	10/10/17	—	(195,767)
Euro	JPHQ	Sell	5,133,700	5,870,797	10/10/17	—	(199,101)
Euro	SCNY	Sell	142,592	163,282	10/10/17	—	(5,313)
Euro	GSCO	Sell	1,565,672	1,884,725	10/11/17	33,430	—
Euro	GSCO	Sell	399,000	456,901	10/12/17	—	(14,914)
Euro	JPHQ	Sell	65,000	74,381	10/12/17	—	(2,481)
Euro	SCNY	Sell	195,249	223,462	10/12/17	—	(7,418)
Japanese Yen	SCNY	Sell	23,520,000	213,127	10/12/17	4,090	—
Euro	JPHQ	Sell	988,549	1,132,951	10/13/17	—	(36,065)
Indian Rupee	JPHQ	Buy	4,211,000	64,700	10/13/17	—	(347)
Euro	BOFA	Sell	1,893,226	2,250,800	10/16/17	11,582	—
Euro	HSBK	Sell	396,000	472,016	10/16/17	3,646	—
Euro	JPHQ	Sell	418,000	498,990	10/16/17	4,599	—
Euro	MSCO	Sell	419,000	501,979	10/16/17	6,406	—

|32

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	CITI	Buy	3,667,000,000	3,256,661		10/16/17	$—	$(54,075)
South Korean Won	CITI	Sell	3,667,000,000	3,278,498		10/16/17	75,912	—
Euro	BOFA	Sell	64,282	76,418		10/17/17	385	—
Euro	GSCO	Sell	469,000	537,697		10/17/17	—	(17,045)
Euro	JPHQ	Sell	1,801,118	2,063,217		10/17/17	—	(67,177)
Euro	SCNY	Sell	388,000	444,681		10/17/17	—	(14,252)
Euro	GSCO	Sell	1,165,770	1,387,697		10/18/17	8,729	—
Euro	JPHQ	Sell	1,647,000	1,887,004		10/18/17	—	(61,203)
Euro	JPHQ	Sell	3,611,512	4,301,408		10/18/17	29,414	—
Euro	MSCO	Sell	388,000	461,794		10/18/17	2,835	—
Euro	UBSW	Sell	68,610	78,978		10/18/17	—	(2,179)
Euro	UBSW	Sell	573,000	686,425		10/20/17	8,559	—
Indian Rupee	DBAB	Buy	62,497,432	960,982		10/23/17	—	(7,201)
Indian Rupee	JPHQ	Buy	68,937,820	1,062,216		10/23/17	—	(10,148)
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	10,269,114	AUD	10/23/17	—	(295,761)
Euro	CITI	Sell	48,798	56,735		10/24/17	—	(1,006)
Euro	DBAB	Sell	922,000	1,071,742		10/24/17	—	(19,235)
Euro	JPHQ	Sell	32,570	37,821		10/24/17	—	(718)
Indian Rupee	HSBK	Buy	59,357,090	913,608		10/24/17	—	(7,876)
Japanese Yen	BZWS	Sell	20,800,000	192,363		10/24/17	7,388	—
Indian Rupee	DBAB	Buy	1,094,000	16,573		10/25/17	118	—
Indian Rupee	DBAB	Buy	95,708,516	1,472,892		10/27/17	—	(13,075)
Japanese Yen	GSCO	Sell	33,200,000	298,776		10/27/17	3,483	—
Indian Rupee	JPHQ	Buy	5,599,000	86,853		10/30/17	—	(1,486)
Euro	BZWS	Sell	2,142,261	2,516,343		10/31/17	—	(19,505)
Euro	CITI	Sell	805,010	943,436		10/31/17	—	(9,475)
Euro	GSCO	Sell	889,000	1,052,780		11/02/17	335	—
Euro	HSBK	Sell	810,000	956,422		11/02/17	—	(2,499)
Euro	JPHQ	Sell	1,228,000	1,449,738		11/02/17	—	(4,034)
Indian Rupee	JPHQ	Buy	4,211,000	64,349		11/02/17	—	(165)
South Korean Won	DBAB	Sell	35,754,315,750	32,036,482		11/02/17	803,095	—
Euro	CITI	Sell	239,000	283,828		11/03/17	872	—
Indian Rupee	DBAB	Buy	118,000,000	1,637,524	EUR	11/03/17	—	(140,324)
Euro	DBAB	Sell	6,731,060	7,954,834		11/08/17	—	(16,339)
Indian Rupee	HSBK	Buy	28,986,500	442,677		11/08/17	—	(1,146)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,096,430	EUR	11/08/17	—	(83,151)
Japanese Yen	BZWS	Sell	15,100,000	135,717		11/08/17	1,343	—
Euro	CITI	Sell	203,000	240,413		11/09/17	—	—
Euro	DBAB	Sell	780,000	924,031		11/09/17	276	—
Japanese Yen	CITI	Sell	34,542,911	336,590		11/09/17	29,183	—
Euro	HSBK	Sell	152,000	179,311		11/10/17	—	(712)
Euro	DBAB	Sell	1,684,803	1,987,394		11/14/17	—	(8,461)
Euro	JPHQ	Sell	1,650,000	1,945,649		11/14/17	—	(8,978)
Japanese Yen	CITI	Sell	87,219,000	850,270		11/14/17	73,924	—
Japanese Yen	JPHQ	Sell	33,933,000	331,372		11/14/17	29,331	—
Euro	DBAB	Sell	1,328,838	1,575,324		11/15/17	1,068	—
Euro	GSCO	Sell	191,000	226,644		11/15/17	369	—
Euro	SCNY	Sell	327,000	387,987		11/15/17	595	—
Japanese Yen	GSCO	Sell	57,105,000	504,697		11/15/17	—	(3,621)
South Korean Won	CITI	Sell	4,902,000,000	4,330,006		11/15/17	47,188	—

|33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	HSBK	Buy	116,476,065	1,807,792		11/16/17	$—	$(35,107)
Japanese Yen	CITI	Sell	42,685,000	402,989		11/16/17	23,014	—
Japanese Yen	SCNY	Sell	34,402,400	305,886		11/16/17	—	(359)
South Korean Won	CITI	Sell	2,648,000,000	2,340,877		11/16/17	27,324	—
Euro	GSCO	Sell	274,000	322,558		11/17/17	—	(2,081)
Euro	JPHQ	Sell	3,556,280	4,189,511		11/20/17	—	(24,705)
Euro	UBSW	Sell	212,000	254,360		11/20/17	3,138	—
Japanese Yen	CITI	Sell	31,268,000	277,802		11/20/17	—	(587)
South Korean Won	CITI	Sell	2,444,000,000	2,158,725		11/20/17	23,307	—
Japanese Yen	DBAB	Sell	23,793,000	221,797		11/21/17	9,952	—
Euro	DBAB	Sell	869,774	1,026,842		11/22/17	—	(3,958)
Euro	HSBK	Sell	677,192	798,917		11/22/17	—	(3,647)
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	539,775	AUD	11/22/17	—	(23,452)
Euro	BOFA	Sell	208,570	247,427		11/24/17	216	—
Euro	BZWS	Sell	781,000	922,681		11/24/17	—	(3,010)
Euro	DBAB	Sell	3,030,000	3,599,034		11/24/17	7,685	—
Euro	UBSW	Sell	60,021	71,189		11/24/17	49	—
Japanese Yen	BZWS	Sell	7,521,000	69,058		11/24/17	2,085	—
Mexican Peso	CITI	Buy	360,062,136	15,544,790	EUR	11/24/17	1,169,879	—
Japanese Yen	HSBK	Sell	6,209,000	56,343		11/27/17	1,047	—
Japanese Yen	SCNY	Sell	23,295,000	213,824		11/27/17	6,361	—
Euro	JPHQ	Sell	543,898	644,642		11/28/17	—	(161)
Euro	BOFA	Sell	237,520	285,093		11/30/17	3,471	—
Euro	BZWS	Sell	1,905,723	2,293,414		11/30/17	33,839	—
Euro	DBAB	Sell	7,379,587	8,912,258		11/30/17	162,441	—
Euro	SCNY	Sell	125,681	150,789		11/30/17	1,772	—
Euro	SCNY	Sell	1,228,000	1,445,902		11/30/17	—	(10,111)
Euro	BOFA	Sell	237,212	284,076		12/01/17	2,800	—
Brazilian Real	JPHQ	Buy	116,249,861	36,501,464		12/04/17	—	(119,947)
South Korean Won	HSBK	Sell	4,362,000,000	3,874,131		12/05/17	62,254	—
Euro	BOFA	Sell	1,234,819	1,477,337		12/07/17	12,556	—
Euro	GSCO	Sell	616,000	737,722		12/07/17	7,003	—
Euro	UBSW	Sell	596,153	712,383		12/07/17	5,206	—
Mexican Peso	CITI	Buy	23,897,760	1,112,914	EUR	12/07/17	—	(22,236)
Mexican Peso	CITI	Buy	22,997,080	981,402	EUR	12/08/17	84,589	—
Euro	DBAB	Sell	4,000,000	4,815,800		12/13/17	68,974	—
Japanese Yen	CITI	Sell	9,278,000	84,690		12/13/17	1,974	—
Mexican Peso	CITI	Buy	82,331,810	3,817,918	EUR	12/13/17	—	(63,071)
Euro	DBAB	Sell	1,684,802	2,024,838		12/14/17	25,338	—
Indian Rupee	DBAB	Buy	3,562,000	55,336		12/14/17	—	(1,295)
Japanese Yen	MSCO	Sell	6,000,000	55,289		12/18/17	1,779	—
Indian Rupee	CITI	Buy	3,780,000	57,569		12/19/17	—	(254)
Japanese Yen	DBAB	Sell	23,005,000	204,035		1/11/18	—	(1,424)
Japanese Yen	CITI	Sell	7,840,000	69,225		1/16/18	—	(813)
Japanese Yen	HSBK	Sell	28,700,000	253,287		1/16/18	—	(3,103)
Japanese Yen	SCNY	Sell	37,130,000	334,882		1/22/18	3,076	—
Japanese Yen	DBAB	Sell	7,860,000	70,755		1/24/18	508	—
Australian Dollar	JPHQ	Sell	4,863,000	3,840,749		1/25/18	33,833	—
Japanese Yen	JPHQ	Sell	2,903,484,220	26,344,179		1/25/18	393,513	—
Mexican Peso	DBAB	Buy	218,500,000	10,260,143	EUR	1/25/18	—	(427,517)

|34

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	HSBK	Buy	34,646,000	528,140		1/29/18	$—	$(5,303)
Japanese Yen	DBAB	Sell	31,548,058	284,689		1/29/18	2,659	—
Japanese Yen	BZWS	Sell	37,960,000	343,778		1/31/18	4,391	—
Japanese Yen	HSBK	Sell	40,858,365	369,258		1/31/18	3,958	—
Brazilian Real	DBAB	Buy	8,737,100	2,274,102	EUR	2/02/18	7,351	—
South Korean Won	DBAB	Sell	35,754,315,750	32,092,555		2/02/18	819,374	—
Japanese Yen	MSCO	Sell	16,900,000	153,333		2/06/18	2,187	—
Japanese Yen	SCNY	Sell	30,300,000	274,527		2/06/18	3,539	—
Indian Rupee	DBAB	Buy	61,979,983	942,231		2/08/18	—	(7,982)
Japanese Yen	CITI	Sell	42,706,000	387,405		2/09/18	5,402	—
Japanese Yen	CITI	Sell	15,026,000	136,883		2/13/18	2,447	—
Indian Rupee	JPHQ	Buy	68,195,820	1,046,590		2/15/18	—	(19,478)
Japanese Yen	JPHQ	Sell	8,460,000	78,320		2/15/18	2,621	—
Japanese Yen	DBAB	Sell	2,870,000,000	25,785,005		2/16/18	103,317	—
Japanese Yen	GSCO	Sell	2,903,924,440	26,781,806		2/16/18	796,551	—
Japanese Yen	DBAB	Sell	16,770,000	153,004		2/20/18	2,908	—
Japanese Yen	HSBK	Sell	34,880,000	320,588		2/22/18	8,370	—
Japanese Yen	JPHQ	Sell	22,704,000	209,597		2/22/18	6,369	—
Japanese Yen	DBAB	Sell	7,432,000	68,605		2/26/18	2,066	—
Japanese Yen	HSBK	Sell	46,976,000	424,930		2/27/18	4,325	—
Japanese Yen	BZWS	Sell	17,800,000	165,130		2/28/18	5,747	—
Japanese Yen	DBAB	Sell	17,053,000	157,640		2/28/18	4,946	—
Japanese Yen	JPHQ	Sell	93,760,000	861,979		2/28/18	22,444	—
Japanese Yen	HSBK	Sell	27,402,000	250,911		3/01/18	5,538	—
Japanese Yen	JPHQ	Sell	70,000,000	627,530		3/05/18	575	—
Japanese Yen	HSBK	Sell	33,100,000	294,930		3/06/18	—	(1,546)
South Korean Won	GSCO	Sell	4,520,000,000	4,023,858		3/07/18	67,945	—
Australian Dollar	JPHQ	Sell	14,299,239	10,581,437		3/13/18	—	(607,242)
Japanese Yen	JPHQ	Sell	1,913,717,700	16,909,711		3/14/18	—	(238,789)
Japanese Yen	JPHQ	Sell	172,858,450	1,533,555		3/16/18	—	(15,567)
Japanese Yen	BZWS	Sell	18,748,705	171,039		3/19/18	2,990	—
Japanese Yen	CITI	Sell	18,818,061	170,957		3/20/18	2,277	—
South Korean Won	CITI	Sell	2,444,000,000	2,161,971		3/20/18	22,463	—
Japanese Yen	CITI	Sell	16,634,000	150,469		3/23/18	1,343	—
Japanese Yen	BZWS	Sell	13,651,450	123,634		3/26/18	1,227	—
Japanese Yen	JPHQ	Sell	18,778,488	172,206		3/26/18	3,827	—
Japanese Yen	MSCO	Sell	23,490,000	212,656		3/26/18	2,030	—
Japanese Yen	JPHQ	Sell	4,170,000	37,215		3/30/18	—	(184)
Japanese Yen	CITI	Sell	20,800,000	191,502		4/13/18	4,804	—
Mexican Peso	CITI	Buy	42,756,760	1,914,165	EUR	5/02/18	—	(18,945)
Japanese Yen	BOFA	Sell	15,120,000	137,317		5/08/18	1,406	—
Japanese Yen	HSBK	Sell	15,273,000	136,549		5/15/18	—	(793)
Japanese Yen	SCNY	Sell	42,686,000	381,196		5/15/18	—	(2,657)
Japanese Yen	CITI	Sell	2,880,000,000	25,849,882		5/16/18	—	(49,990)
Japanese Yen	CITI	Sell	31,268,000	280,490		5/18/18	—	(736)
Japanese Yen	JPHQ	Sell	21,372,000	195,862		5/22/18	3,597	—
Japanese Yen	BOFA	Sell	23,333,000	213,672		5/25/18	3,729	—

|35

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS Sell	63,037,000	572,239	6/29/18	$3,892	$—
Total Forward Exchange Contracts					$5,317,301	$(3,733,027)
Net unrealized appreciation (depreciation)					$1,584,274

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.970%	Semi-Annual	1/23/25	$15,050,000	$175,290
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.973%	Semi-Annual	1/27/25	8,880,000	102,342
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.937%	Semi-Annual	1/29/25	2,220,000	31,082
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.942%	Semi-Annual	1/30/25	1,880,000	25,720
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.817%	Semi-Annual	2/03/25	2,960,000	92,269
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.449%	Semi-Annual	7/02/25	4,540,000	(99,338)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.310%	Semi-Annual	7/29/25	18,210,000	(194,653)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.752%	Semi-Annual	7/29/45	5,970,000	(277,923)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.378%	Semi-Annual	11/18/46	21,600,000	543,563
Total Interest Rate Swap Contracts				$398,352

See Abbreviations on page 46.

|36

TEMPLETON INCOME TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|37

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2017, the Funds received U.S. Government and Agency securities, United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Templeton Global Bond Fund $ 96,656,995

Templeton Global Total Return Fund $11,965,349

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund - Forwards, swaps and VRI

Templeton Global Bond Fund - Forwards, swaps and VRI

Templeton Global Total Return Fund - Forwards, swaps and VRI

Templeton International Bond Fund - Forwards, swaps and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At September 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539		Holdco 2, A	5/16/13 - 2/01/17	14,538	1,603
619,903		Holdco 2, B	2/01/17	460	457
162,157		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	5/16/13 - 6/30/17	265,708	6,439
37,437	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/17	21,530	5,422
73,231		K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/17	68,914	67,739
592,080		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%,
		11/15/33	12/18/13	592,080	632,156
		Total Restricted Securities (Value is 3.5% of Net Assets)		$980,450	$713,816
Templeton Global Total Return Fund
22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$234	$—
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		Holdco 2, A	2/22/11 - 2/01/17	1,608,225	320,488
50,014,925		Holdco 2, B	2/01/17	37,134	36,916
32,422,557		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/22/11 - 6/30/17	30,853,652	1,287,354
9,815,192	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/17	5,646,111	1,421,648
5,908,400		K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/17	5,880,073	5,147,148
		Total Restricted Securities (Value is 0.2% of Net Assets)		$48,539,556	$8,213,554

*In U.S. dollars unless otherwise indicated.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, investments in affiliated management investment companies were as follows:

Net Change
	Number of			Number of			in
	Shares Held			Shares	Value		Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Templeton Emerging Markets
Bond Fund
Non-Controlled Affiliates
Institutional
Fiduciary
Trust Money
Market
Portfolio,
0.67%	1,937,695	14,526,289	(11,422,363)	5,041,621	$5,041,621	$7,292	$ — $ —

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								Net Change
	Number of			Number of				in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss) (Depreciation)

Templeton Global Bond Fund
Controlled Affiliates
Institutional
Fiduciary
Trust Money
Market
Portfolio,
0.67%	6,319,831,030	13,550,608,941	(11,281,189,019)	8,589,250,952	$8,589,250,952	$23,949,189	$—	$ —

Templeton Global Total Return
Fund
Non-Controlled Affiliates
Institutional
Fiduciary
Trust Money
Market
Portfolio,
0.67%	452,838,453	1,794,241,945	(1,170,067,499)	1,077,012,899	$1,077,012,899	$2,726,229	$—	$ —

Templeton International Bond
Fund
Non-Controlled Affiliates
Institutional
Fiduciary
Trust Money
Market
Portfolio,
0.67%	79,099,308	220,770,574	(175,712,496)	124,157,386	$124,157,386	$301,180	$—	$ —

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$2,060	[b]	$2,060
Foreign Government and Agency Securities[c]	—	9,342,551	—		9,342,551
Quasi-Sovereign and Corporate Bonds[c]	—	79,600	632,156		711,756
Short Term Investments	5,041,621	3,337,152	—		8,378,773
Total Investments in Securities	$5,041,621	$12,759,303	$634,216		$18,435,140

Other Financial Instruments:
Forward Exchange Contracts	$—	$397,562	$—		$397,562
Swap Contracts.	—	22,408	—		22,408
Total Other Financial Instruments	$—	$419,970	$—		$419,970

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$117,996	$—		$117,996
Swap Contracts.	—	196,768	—		196,768
Total Other Financial Instruments	$—	$314,764	$—		$314,764

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[c]	$—	$25,312,460,341	$—		$25,312,460,341
Quasi-Sovereign and Corporate Bonds	—	482,003,163	—		482,003,163
Short Term Investments	8,589,250,952	2,255,117,785	—		10,844,368,737
Total Investments in Securities	$8,589,250,952	$28,049,581,289	$—		$36,638,832,241

Other Financial Instruments:
Forward Exchange Contracts	$—	$434,530,866	$—		$434,530,866
Swap Contracts.	—	44,568,976	—		44,568,976
Total Other Financial Instruments	$—	$479,099,842	$—		$479,099,842

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$397,463,324	$—		$397,463,324
Swap Contracts.	—	124,111,322	—		124,111,322
Total Other Financial Instruments	$—	$521,574,646	$—		$521,574,646

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TEMPLETON INCOME TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
South Africa	$—	$—	$357,404	[b]	$357,404
United States	—	1,332,499	—		1,332,499
Convertible Bonds	—	55,980,737	—		55,980,737
Senior Floating Rate Interests	—	134,717	—		134,717
Foreign Government and Agency Securities[c]	—	3,850,537,112	—		3,850,537,112
Quasi-Sovereign and Corporate Bonds	—	7,856,150	—		7,856,150
Escrows and Litigation Trusts	—	—	—[b]		—
Short Term Investments	1,077,012,899	84,900,053	—		1,161,912,952
Total Investments in Securities	$1,077,012,899	$4,000,741,268	$357,404		$5,078,111,571

Other Financial Instruments:
Forward Exchange Contracts	$—	$60,157,369	$—		$60,157,369
Swap Contracts.	—	15,341,427	—		15,341,427
Total Other Financial Instruments	$—	$75,498,796	$—		$75,498,796

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$65,424,983	$—		$65,424,983
Swap Contracts.	—	29,713,336	—		29,713,336
Total Other Financial Instruments	$—	$95,138,319	$—		$95,138,319

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[c]	$—	$285,956,195	$—		$285,956,195
Short Term Investments	124,157,386	142,768	—		124,300,154
Total Investments in Securities	$124,157,386	$286,098,963	$—		$410,256,349

Other Financial Instruments:
Forward Exchange Contracts	$—	$5,317,301	$—		$5,317,301
Swap Contracts.	—	970,266	—		970,266
Total Other Financial Instruments	$—	$6,287,567	$—		$6,287,567

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,733,027	$—		$3,733,027
Swap Contracts.	—	571,914	—		571,914
Total Other Financial Instruments	$—	$4,304,941	$—		$4,304,941

aIncludes common, convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at September 30, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets and liabilities for the nine months ended
September 30, 2017, is as follows:

											Net Change in
											Unrealized
											Appreciation
							Net	Net			(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$ —[c]	$—	$—	$2,073	$—	$—	$—	$(13)	$2,060	[c]	$(13)
Quasi-Sovereign and Corporate Bonds	603,041	—	(7,920)	—	—	—	—	37,035	632,156		37,075
Total	$603,041	$—	$(7,920)	$2,073	$—	$—	$—	$37,022	$634,216		$37,062

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common and preferred stocks as well as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2017, are as follows:

				Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
		Discounted cash flow
Quasi-Sovereign and Corporate Bonds.	$632,156	model	Discount rate[b]	7.0% Decrease[c]
All Other Investments[d]	2,060
Total	$634,216

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON INCOME TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	FHLB	Federal Home Loan Bank
BZWS	Barclays Bank PLC	AUD	Australian Dollar	FRN	Floating Rate Note
CITI	Citigroup, Inc.	BRL	Brazilian Real	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
GSCO	The Goldman Sachs Group Inc.	DEM	Deutsche Mark	PIK	Payment-In-Kind
HSBK	HSBC Bank PLC	EGP	Egyptian Pound	VRI	Value Recovery Instruments
JPHQ	JP Morgan Chase & Co.	EUR	Euro
MSCO	Morgan Stanley	GHS	Ghanaian Cedi
SCNY	Standard Chartered Bank	IDR	Indonesian Rupiah
UBSW	UBS AG	INR	Indian Rupee
		KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		RSD	Serbian Dinar
		USD	United States Dollar
		ZAR	South African Rand

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|46

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017